American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets ex-China Equity ETF (AVXC)
May 31, 2025

Avantis Emerging Markets ex-China Equity ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Brazil — 8.2%
Allos SA	18,800	72,906
Alpargatas SA, Preference Shares	8,900	14,223
Alupar Investimento SA	108	583
Ambev SA, ADR	41,560	101,406
Anima Holding SA	500	369
Armac Locacao Logistica E Servicos SA	100	86
Auren Energia SA	8,700	15,044
Automob Participacoes SA(1)	412	902
Azzas 2154 SA	440	3,408
B3 SA - Brasil Bolsa Balcao	47,400	115,030
Banco ABC Brasil SA, Preference Shares	6,700	24,776
Banco BMG SA, Preference Shares	200	129
Banco Bradesco SA	36,800	89,692
Banco Bradesco SA, ADR	120,172	346,095
Banco BTG Pactual SA	23,200	160,386
Banco do Brasil SA	38,500	157,648
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	9,000	19,024
Banco Pan SA, Preference Shares	8,100	12,958
Banco Santander Brasil SA, ADR	7,338	38,158
BB Seguridade Participacoes SA	12,800	84,304
Bemobi Mobile Tech SA	4,000	13,330
BR Advisory Partners Participacoes SA	3,800	10,145
BrasilAgro - Co. Brasileira de Propriedades Agricolas	2,900	10,714
Braskem SA, Class A, ADR(1)(2)	3,721	14,103
Brava Energia(1)	31,086	102,722
BRF SA, ADR(2)	17,132	60,133
C&A Modas SA	7,600	23,745
Caixa Seguridade Participacoes SA	4,400	11,493
Camil Alimentos SA	1,700	1,412
Centrais Eletricas Brasileiras SA, ADR(2)	34,208	250,745
Centrais Eletricas Brasileiras SA, Class B Preference Shares	4,700	38,713
Cia Brasileira de Aluminio(1)	18,400	15,088
Cia Brasileira de Distribuicao(1)	18,900	9,947
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	7,300	8,960
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	14,620	300,295
Cia de Saneamento de Minas Gerais Copasa MG	14,800	61,663
Cia De Sanena Do Parana	4,100	23,491
Cia De Sanena Do Parana, Preference Shares	47,200	53,889
Cia Energetica de Minas Gerais, ADR	70,504	131,842
Cia Siderurgica Nacional SA, ADR(2)	22,530	32,669
Construtora Tenda SA	300	1,205
Cosan SA	23,200	33,667
CPFL Energia SA	4,900	34,689
Cury Construtora e Incorporadora SA	9,300	46,569
CVC Brasil Operadora e Agencia de Viagens SA(1)	37,900	15,705
Cyrela Brazil Realty SA Empreendimentos e Participacoes	13,800	60,272
Dexco SA	15,300	14,713
EcoRodovias Infraestrutura e Logistica SA(1)	9,500	11,361
Embraer SA, ADR	5,071	233,215

Empreendimentos Pague Menos SA	19,600	12,063
Energisa SA	14,900	124,343
Eneva SA(1)	2,500	6,150
Engie Brasil Energia SA	8,500	61,229
Equatorial Energia SA	6,489	41,456
Even Construtora e Incorporadora SA	11,300	14,225
Ez Tec Empreendimentos e Participacoes SA	8,300	19,243
Fras-Le SA	5,900	27,027
Gerdau SA, ADR	61,713	162,305
GPS Participacoes e Empreendimentos SA	100	262
Grendene SA	17,800	16,588
Grupo Mateus SA	9,900	13,813
Grupo Multi SA(1)	3,800	698
Grupo SBF SA	4,900	10,546
Hapvida Participacoes e Investimentos SA(1)	20,700	10,315
Hidrovias do Brasil SA(1)	15,564	8,653
Hypera SA	6,700	29,625
Iguatemi SA	17,300	68,934
Inter & Co., Inc., Class A	14,231	101,325
Iochpe Maxion SA	11,500	24,550
Irani Papel e Embalagem SA	8,500	11,027
IRB-Brasil Resseguros SA(1)	7,600	65,004
Isa Energia Brasil SA, Preference Shares	17,900	73,015
Itau Unibanco Holding SA, ADR	71,605	471,877
Jalles Machado SA	2,500	1,792
JBS SA	25,800	180,886
JHSF Participacoes SA	15,700	14,576
JSL SA	1,200	1,303
Kepler Weber SA	7,400	10,545
Klabin SA	40,220	129,461
Lavvi Empreendimentos Imobiliarios SA	7,100	14,276
Localiza Rent a Car SA	6,600	49,504
LOG Commercial Properties e Participacoes SA	600	2,206
Lojas Quero-Quero SA	400	203
Lojas Renner SA	51,440	161,978
M Dias Branco SA	3,100	12,943
Magazine Luiza SA	29,300	47,181
Mahle Metal Leve SA	2,700	15,130
Marcopolo SA	800	814
Marcopolo SA, Preference Shares	11,600	14,724
Marfrig Global Foods SA	15,900	70,250
Metalurgica Gerdau SA, Preference Shares	12,900	18,810
Mills Locacao Servicos e Logistica SA	7,500	13,860
Minerva SA(1)	12,100	10,641
Motiva Infraestrutura de Mobilidade SA	25,600	60,291
Moura Dubeux Engenharia SA	4,700	16,821
Movida Participacoes SA	15,200	18,390
MRV Engenharia e Participacoes SA(1)	13,600	12,603
Multiplan Empreendimentos Imobiliarios SA	4,200	19,768
Natura & Co. Holding SA(1)	2,300	4,222
NU Holdings Ltd., Class A(1)	10,783	129,504
Oceanpact Servicos Maritimos SA(1)	8,500	8,605
Odontoprev SA	19,200	36,926
Orizon Valorizacao de Residuos SA(1)	200	1,815
Pagseguro Digital Ltd., Class A	7,897	70,362

Patria Investments Ltd., Class A	3,991	50,845
Pet Center Comercio e Participacoes SA	17,400	13,234
Petroleo Brasileiro SA - Petrobras, ADR	38,498	444,267
Petroleo Brasileiro SA - Petrobras, ADR, Preference Shares	45,056	487,506
Petroreconcavo SA	10,000	25,247
Plano & Plano Desenvolvimento Imobiliario SA	700	1,799
Portobello SA(1)	300	274
Positivo Tecnologia SA	12,400	10,276
PRIO SA(1)	33,900	232,579
Raia Drogasil SA	40,300	105,409
Raizen SA, Preference Shares	28,600	9,801
Randon SA Implementos e Participacoes, Preference Shares	4,800	7,603
Rede D'Or Sao Luiz SA	5,900	38,900
Romi SA	300	488
Rumo SA(1)	13,400	44,374
Santos Brasil Participacoes SA	22,200	52,943
Sao Martinho SA	10,800	39,635
Ser Educacional SA	100	178
Serena Energia SA(1)	16,900	33,862
Simpar SA	17,300	16,182
SLC Agricola SA	11,900	39,448
Smartfit Escola de Ginastica e Danca SA	7,700	32,095
StoneCo Ltd., A Shares(1)	4,762	65,001
Suzano SA, ADR(2)	24,510	212,747
SYN prop e tech SA	300	315
Taurus Armas SA, Preference Shares	220	297
Tegma Gestao Logistica SA	2,000	12,802
Telefonica Brasil SA, ADR	8,717	86,560
TIM SA, ADR	3,892	66,203
TOTVS SA	2,000	14,945
Transmissora Alianca de Energia Eletrica SA	10,400	64,351
Tres Tentos Agroindustrial SA	6,000	14,603
Tupy SA	3,300	11,066
Ultrapar Participacoes SA, ADR(2)	42,301	120,558
Unipar Carbocloro SA, Class B Preference Shares	1,100	11,539
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares(1)	23,300	21,102
Vale SA, ADR	70,811	646,504
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	3,600	17,051
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	17,900	15,367
Vibra Energia SA	52,600	184,852
Vivara Participacoes SA	2,800	12,699
Vulcabras SA	700	2,478
WEG SA	22,000	163,284
Wilson Sons SA	12,000	36,402
XP, Inc., Class A	12,444	240,916
YDUQS Participacoes SA	11,500	31,648
		9,148,520
Chile — 1.0%
Aguas Andinas SA, A Shares	38,300	13,840
Banco de Chile	850,473	127,370
Banco de Credito e Inversiones SA	1,973	78,339
Banco Santander Chile, ADR	4,255	102,716
CAP SA(1)	2,106	11,307
Cencosud SA	19,589	66,687
Cia Cervecerias Unidas SA, ADR	3,673	50,063

Cia Sud Americana de Vapores SA	152,558	8,284
Colbun SA	353,615	54,756
Embotelladora Andina SA, Class B Preference Shares	14,766	64,735
Empresa Nacional de Telecomunicaciones SA	3,055	8,883
Empresas CMPC SA	15,136	24,156
Empresas Copec SA	14,589	101,767
Enel Americas SA	186,677	17,625
Enel Chile SA	638,817	45,911
Engie Energia Chile SA	44,610	59,501
Falabella SA	18,585	89,570
Parque Arauco SA	10,173	21,450
Ripley Corp. SA	55,483	26,033
SMU SA	63,959	12,370
Sociedad Quimica y Minera de Chile SA, ADR(1)	4,160	126,589
Vina Concha y Toro SA	9,406	11,418
		1,123,370
Colombia — 0.3%
Cementos Argos SA	22,262	56,365
Ecopetrol SA, ADR(2)	5,315	45,018
Grupo Cibest SA	3,217	38,263
Grupo Cibest SA, ADR	1,465	60,695
Interconexion Electrica SA ESP	8,161	38,026
Mineros SA	13,670	23,721
		262,088
Czech Republic — 0.3%
CEZ AS	2,921	160,708
Komercni Banka AS	1,511	69,930
Moneta Money Bank AS	10,821	70,854
		301,492
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	88,991	142,611
Greece — 1.2%
Aegean Airlines SA	1,659	24,233
Aktor SA Holding Co. Technical & Energy Projects(1)	3,006	18,280
Alpha Services & Holdings SA	101,983	327,271
Athens International Airport SA	1,449	16,518
Eurobank Ergasias Services & Holdings SA, Class A	24,129	74,319
GEK TERNA SA(1)	2,640	57,451
Hellenic Telecommunications Organization SA	1,522	29,350
HELLENiQ ENERGY Holdings SA	4,924	42,275
Holding Co. ADMIE IPTO SA	4,269	15,385
Intracom Holdings SA	41	146
Intralot SA-Integrated Information Systems & Gaming Services(1)	1,381	1,686
Jumbo SA	800	25,992
LAMDA Development SA(1)	326	2,428
Metlen Energy & Metals SA	2,246	113,887
Motor Oil Hellas Corinth Refineries SA	1,797	47,933
National Bank of Greece SA	13,810	164,444
OPAP SA	1,630	35,050
Optima bank SA	673	15,074
Piraeus Financial Holdings SA	33,205	221,207
Public Power Corp. SA	3,135	47,767
Titan SA	1,361	61,797
		1,342,493

Hungary — 0.5%
Magyar Telekom Telecommunications PLC	11,647	57,892
MOL Hungarian Oil & Gas PLC(1)	15,401	133,174
OTP Bank Nyrt	4,368	331,340
Richter Gedeon Nyrt	1,755	51,066
		573,472
India — 26.2%
360 ONE WAM Ltd.	1,250	14,596
3M India Ltd.	84	28,762
5Paisa Capital Ltd.(1)	1,497	7,197
63 Moons Technologies Ltd.	1,258	12,604
Aadhar Housing Finance Ltd.(1)	3,356	17,449
Aarti Drugs Ltd.	1,709	8,872
Aarti Industries Ltd.	7,481	41,071
Aarti Pharmalabs Ltd.	1,893	20,207
Aavas Financiers Ltd.(1)	1,528	32,952
ABB India Ltd.	247	17,255
Action Construction Equipment Ltd.	1,816	26,528
Adani Enterprises Ltd.	1,464	43,164
Adani Green Energy Ltd.(1)	385	4,565
Adani Ports & Special Economic Zone Ltd.	3,406	57,129
Adani Power Ltd.(1)	8,544	54,320
Aditya Birla Fashion & Retail Ltd.(1)	141	142
Aditya Birla Lifestyle Brands Ltd.(1)	141	282
Aditya Birla Real Estate Ltd.	193	4,918
Aditya Birla Sun Life Asset Management Co. Ltd.	1,818	15,891
Advanced Enzyme Technologies Ltd.	77	275
Aegis Logistics Ltd.	1,782	16,623
Afcons Infrastructure Ltd.(1)	1,838	9,098
Affle 3i Ltd.(1)	14	284
Agarwal Industrial Corp. Ltd.	53	595
AGI Greenpac Ltd.	813	8,017
AIA Engineering Ltd.	473	19,341
Ajanta Pharma Ltd.	434	12,754
Ajmera Realty & Infra India Ltd.	24	238
Alembic Ltd.	633	818
Alembic Pharmaceuticals Ltd.	285	3,394
Alivus Life Sciences Ltd.(1)	1,042	12,685
Alkyl Amines Chemicals	361	8,227
Allcargo Logistics Ltd.	1,161	413
Allied Digital Services Ltd.	468	1,195
Alok Industries Ltd.(1)	3,019	694
Amara Raja Energy & Mobility Ltd.	3,382	40,769
Amber Enterprises India Ltd.(1)	622	47,231
Ambuja Cements Ltd.	6,006	38,882
Anand Rathi Wealth Ltd.	749	16,438
Anant Raj Ltd.	1,437	9,446
Andhra Sugars Ltd.	428	372
Angel One Ltd.	1,742	61,925
Antony Waste Handling Cell Ltd.(1)	29	212
Anup Engineering Ltd.	371	12,045
Anupam Rasayan India Ltd.	1,079	12,687
Apar Industries Ltd.	145	13,767
APL Apollo Tubes Ltd.	1,853	39,249
Apollo Hospitals Enterprise Ltd.	1,237	99,619

Apollo Tyres Ltd.	9,547	52,524
Aptus Value Housing Finance India Ltd.	4,289	17,098
Archean Chemical Industries Ltd.	3,764	27,554
Arvind Fashions Ltd.	2,392	12,894
Arvind Ltd.	5,247	21,971
Asahi India Glass Ltd.	2,245	19,659
Ashok Leyland Ltd.	19,423	53,621
Ashoka Buildcon Ltd.(1)	5,891	15,178
Asian Paints Ltd.	6,310	166,712
Aster DM Healthcare Ltd.	13,559	88,671
Astral Ltd.	475	8,322
AstraZeneca Pharma India Ltd.	5	466
Atul Ltd.	130	10,850
AU Small Finance Bank Ltd.	11,377	92,271
AurionPro Solutions Ltd.	489	7,610
Aurobindo Pharma Ltd.(1)	2,588	34,753
Avantel Ltd.(1)	6,403	10,541
Avanti Feeds Ltd.	571	5,640
Avenue Supermarts Ltd.(1)	1,011	47,325
Axis Bank Ltd., GDR	7,312	505,672
Bajaj Auto Ltd.	1,253	126,111
Bajaj Consumer Care Ltd.(1)	686	1,404
Bajaj Finance Ltd.	4,693	504,202
Bajaj Finserv Ltd.	2,980	70,330
Bajaj Healthcare Ltd.	1,679	10,593
Bajaj Hindusthan Sugar Ltd.(1)	30,151	8,533
Bajel Projects Ltd.(1)	153	380
Balaji Amines Ltd.	286	4,855
Balkrishna Industries Ltd.	2,746	79,486
Balmer Lawrie & Co. Ltd.	4,521	11,236
Balrampur Chini Mills Ltd.	1,995	13,780
Banco Products India Ltd.	2,497	16,677
Bandhan Bank Ltd.	15,243	30,347
Bank of Baroda	23,422	68,420
Bank of Maharashtra	6,906	4,367
BASF India Ltd.	198	12,065
Bata India Ltd.	2,201	32,522
Bayer CropScience Ltd.	584	38,791
BEML Ltd.	278	13,761
Berger Paints India Ltd.	192	1,276
BF Utilities Ltd.(1)	38	332
Bhansali Engineering Polymers Ltd.	5,478	7,634
Bharat Bijlee Ltd.	44	1,534
Bharat Dynamics Ltd.	164	3,865
Bharat Electronics Ltd.	47,247	212,801
Bharat Forge Ltd.	5,706	82,906
Bharat Heavy Electricals Ltd.	11,497	34,983
Bharat Petroleum Corp. Ltd.	44,789	166,946
Bharat Rasayan Ltd.	16	1,694
Bikaji Foods International Ltd.	990	8,870
Biocon Ltd.	469	1,843
Birla Corp. Ltd.	1,913	30,745
Birlasoft Ltd.	3,811	17,859
Black Box Ltd.(1)	1,772	10,697
Bliss Gvs Pharma Ltd.	6,689	10,246

BLS International Services Ltd.	2,543	12,108
Blue Dart Express Ltd.	168	13,004
Blue Star Ltd.	666	11,939
Bluspring Enterprises Ltd.(1)	1,651	2,982
Bodal Chemicals Ltd.(1)	292	255
Bombay Burmah Trading Co.	661	15,636
Bombay Dyeing & Manufacturing Co. Ltd.	4,216	7,620
Bosch Ltd.	20	7,354
Brigade Enterprises Ltd.	540	6,915
Brightcom Group Ltd.(1)	3,622	325
Britannia Industries Ltd.	1,846	118,906
BSE Ltd.	6,228	195,100
Camlin Fine Sciences Ltd.(1)	4,998	13,603
Campus Activewear Ltd.	4,309	14,704
Can Fin Homes Ltd.	2,493	23,005
Canara Bank	57,520	77,274
Capacit'e Infraprojects Ltd.(1)	3,014	11,593
Caplin Point Laboratories Ltd.	83	2,092
Carborundum Universal Ltd.	938	10,892
Cartrade Tech Ltd.(1)	98	1,781
Castrol India Ltd.	21,709	54,930
CE Info Systems Ltd.	57	1,291
Ceat Ltd.	1,093	48,298
Central Depository Services India Ltd.	1,156	20,700
Century Enka Ltd.	133	724
Century Plyboards India Ltd.	99	902
Cera Sanitaryware Ltd.	10	744
CESC Ltd.	3,160	6,001
CG Power & Industrial Solutions Ltd.	5,026	40,399
Chalet Hotels Ltd.(1)	2,841	30,468
Chambal Fertilisers & Chemicals Ltd.	11,216	72,320
Chemplast Sanmar Ltd.(1)	2,439	12,098
Chennai Petroleum Corp. Ltd.	3,108	24,587
Choice International Ltd.(1)	129	1,059
Cholamandalam Financial Holdings Ltd.	1,057	23,080
Cholamandalam Investment & Finance Co. Ltd.	10,006	187,608
CIE Automotive India Ltd.	422	2,220
Cigniti Technologies Ltd.(1)	887	16,485
Cipla Ltd.	5,980	102,570
City Union Bank Ltd.	14,249	32,640
Clean Science & Technology Ltd.	734	13,304
CMS Info Systems Ltd.	10,185	58,591
Coal India Ltd.	45,825	213,051
Cochin Shipyard Ltd.	1,846	42,076
Coffee Day Enterprises Ltd.(1)	377	141
Coforge Ltd.	622	62,278
Cohance Lifesciences Ltd.(1)	885	10,835
Colgate-Palmolive India Ltd.	2,872	82,520
Computer Age Management Services Ltd.	873	40,466
Confidence Petroleum India Ltd.	139	96
Container Corp. of India Ltd.	1,707	15,661
Coromandel International Ltd.	4,368	117,018
Cosmo First Ltd.	676	9,398
Craftsman Automation Ltd.(1)	604	39,605
CreditAccess Grameen Ltd.	2,769	37,090

CRISIL Ltd.	262	16,075
Crompton Greaves Consumer Electricals Ltd.	5,656	23,357
CSB Bank Ltd.(1)	2,364	10,090
Cummins India Ltd.	1,588	60,716
Cupid Ltd.(1)	923	1,169
Cyient DLM Ltd.(1)	61	345
Cyient Ltd.	106	1,673
Dabur India Ltd.	8,491	47,965
DB Corp. Ltd.	457	1,341
DCB Bank Ltd.(1)	7,723	13,291
DCM Shriram Ltd.	855	10,749
DCW Ltd.(1)	9,442	8,482
Deepak Fertilisers & Petrochemicals Corp. Ltd.	1,828	31,720
Deepak Nitrite Ltd.	795	18,849
Delhivery Ltd.(1)	1,115	4,670
Delta Corp. Ltd.	93	101
Devyani International Ltd.(1)	5,522	10,840
Dhani Services Ltd.(1)	2,266	1,581
Dhanlaxmi Bank Ltd.(1)	701	260
Dhanuka Agritech Ltd.	133	2,566
Digitide Solutions Ltd.(1)	1,651	2,982
Dilip Buildcon Ltd.	621	3,578
Dish TV India Ltd.(1)	1,436	106
Dishman Carbogen Amcis Ltd.(1)	192	598
Divi's Laboratories Ltd.	625	48,362
Dixon Technologies India Ltd.	454	78,089
DLF Ltd.	3,184	29,733
D-Link India Ltd.	1,251	7,074
Dodla Dairy Ltd.	83	1,194
Dolat Algotech Ltd.	889	1,048
Dollar Industries Ltd.	130	600
Doms Industries Ltd.	119	3,408
Dr. Lal PathLabs Ltd.	490	15,952
Dr. Reddy's Laboratories Ltd., ADR(2)	8,361	123,074
Dreamfolks Services Ltd.	25	75
Dredging Corp. of India Ltd.(1)	74	704
eClerx Services Ltd.	969	40,135
Edelweiss Financial Services Ltd.	20,771	26,411
Eicher Motors Ltd.	1,171	73,084
EID Parry India Ltd.(1)	5,100	56,667
EIH Ltd.	5,311	22,957
Elecon Engineering Co. Ltd.	2,045	15,892
Electrosteel Castings Ltd.	5,906	7,106
Elgi Equipments Ltd.	1,854	11,604
Emami Ltd.	8,327	56,905
Embassy Developments Ltd.(1)	19,254	25,110
Endurance Technologies Ltd.	610	17,330
Engineers India Ltd.	736	1,978
Entertainment Network India Ltd.	75	132
Epack Durable Ltd.(1)	2,649	11,504
Epigral Ltd.	583	12,139
EPL Ltd.	9,652	27,884
Equitas Small Finance Bank Ltd.	14,200	10,564
Escorts Kubota Ltd.	338	13,134
Eternal Ltd.(1)	31,867	88,759

Eveready Industries India Ltd.	1,869	6,747
Everest Kanto Cylinder Ltd.	362	557
Exide Industries Ltd.	9,197	41,612
FDC Ltd.	250	1,284
Federal Bank Ltd.	45,233	106,965
Federal-Mogul Goetze India Ltd.(1)	249	1,310
FIEM Industries Ltd.	134	2,497
Filatex India Ltd.	2,760	1,856
Fine Organic Industries Ltd.	422	23,104
Fineotex Chemical Ltd.	354	989
Finolex Cables Ltd.	1,874	21,333
Finolex Industries Ltd.	1,222	3,121
Firstsource Solutions Ltd.	1,238	5,374
Five-Star Business Finance Ltd.(1)	6,244	51,854
Force Motors Ltd.	357	52,827
Fortis Healthcare Ltd.	11,052	91,342
G R Infraprojects Ltd.	894	13,401
Gabriel India Ltd.	1,819	14,019
GAIL India Ltd.	34,523	76,726
Galaxy Surfactants Ltd.	351	9,466
Ganesh Benzoplast Ltd.(1)	69	90
Ganesh Housing Corp. Ltd.	90	1,060
Ganesha Ecosphere Ltd.	67	1,203
Garware Hi-Tech Films Ltd.	344	18,917
Garware Technical Fibres Ltd.	495	4,973
Gateway Distriparks Ltd.	2,290	1,707
GE Vernova T&D India Ltd.	625	16,404
Gensol Engineering Ltd.(1)	53	37
Geojit Financial Services Ltd.	1,385	1,362
GHCL Ltd.	2,431	17,425
GIC Housing Finance Ltd.	281	620
Gillette India Ltd.	150	16,531
Gland Pharma Ltd.	650	12,077
GlaxoSmithKline Pharmaceuticals Ltd.	745	28,740
Glenmark Pharmaceuticals Ltd.	5,837	99,448
Global Health Ltd.(1)	1,638	22,732
Globus Spirits Ltd.	638	7,080
GMM Pfaudler Ltd.	1,023	13,548
GMR Airports Ltd.(1)	16,539	16,281
GMR Power & Urban Infra Ltd.(1)	851	1,142
Go Fashion India Ltd.(1)	798	7,953
Godawari Power & Ispat Ltd.	15,104	33,694
Godrej Agrovet Ltd.	1,423	12,704
Godrej Consumer Products Ltd.	3,199	46,083
Godrej Industries Ltd.(1)	192	2,661
Godrej Properties Ltd.(1)	464	12,187
Gokaldas Exports Ltd.(1)	1,944	22,554
Gokul Agro Resources Ltd.(1)	3,864	11,137
Goldiam International Ltd.	2,276	10,007
Goodluck India Ltd.	13	143
Granules India Ltd.	1,668	10,354
Graphite India Ltd.	2,451	15,669
Grasim Industries Ltd.	3,146	93,701
Gravita India Ltd.	66	1,415
Great Eastern Shipping Co. Ltd.	3,326	36,199

Greaves Cotton Ltd.	8,786	20,534
Greenpanel Industries Ltd.	191	570
Greenply Industries Ltd.	2,855	10,802
Grindwell Norton Ltd.	552	11,608
GTL Infrastructure Ltd.(1)	36,359	633
Gujarat Alkalies & Chemicals Ltd.	70	470
Gujarat Ambuja Exports Ltd.	224	305
Gujarat Fluorochemicals Ltd.	267	11,101
Gujarat Gas Ltd.	896	4,824
Gujarat Industries Power Co. Ltd.	573	1,312
Gujarat Mineral Development Corp. Ltd.	537	2,247
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	3,110	19,495
Gujarat Pipavav Port Ltd.	5,645	10,311
Gujarat State Fertilizers & Chemicals Ltd.	9,314	21,799
Gujarat State Petronet Ltd.	15,856	60,975
Gulf Oil Lubricants India Ltd.	1,527	21,200
Happiest Minds Technologies Ltd.	52	362
Harsha Engineers Ltd.	132	609
Hathway Cable & Datacom Ltd.(1)	3,059	572
Havells India Ltd.	3,649	65,149
HBL Engineering Ltd.	3,445	24,191
HCL Technologies Ltd.	14,382	275,291
HDFC Asset Management Co. Ltd.	2,020	113,014
HDFC Bank Ltd.(1)	53,002	1,209,508
HDFC Life Insurance Co. Ltd.	5,629	51,149
HealthCare Global Enterprises Ltd.(1)	1,988	12,599
HEG Ltd.	2,459	15,063
HeidelbergCement India Ltd.	3,966	9,160
Hercules Hoists Ltd.	27	52
Heritage Foods Ltd.	3,369	15,971
Hero MotoCorp Ltd.	1,966	99,063
HFCL Ltd.	2,306	2,364
HG Infra Engineering Ltd.	840	11,018
Hikal Ltd.	366	1,591
Himatsingka Seide Ltd.	75	132
Hindalco Industries Ltd.	33,384	247,686
Hindustan Aeronautics Ltd.	3,949	229,839
Hindustan Construction Co. Ltd.(1)	3,336	1,319
Hindustan Oil Exploration Co. Ltd.(1)	1,213	2,461
Hindustan Petroleum Corp. Ltd.	35,035	168,571
Hindustan Unilever Ltd.	7,205	197,937
Hitachi Energy India Ltd.	156	35,235
Hi-Tech Gears Ltd.	18	132
HI-Tech Pipes Ltd.	1,077	1,204
HLV Ltd.(1)	511	83
Home First Finance Co. India Ltd.	634	9,459
Housing & Urban Development Corp. Ltd.	1,288	3,638
HPL Electric & Power Ltd.	114	765
Hyundai Motor India Ltd.(1)	3,176	68,652
Ice Make Refrigeration Ltd.	60	596
ICICI Bank Ltd.	49,808	844,819
ICICI Bank Ltd., ADR	37,165	1,272,530
ICICI Lombard General Insurance Co. Ltd.	1,091	23,938
ICICI Prudential Life Insurance Co. Ltd.	1,607	12,436
IDFC First Bank Ltd.(1)	98,928	78,684

IFCI Ltd.(1)	3,416	2,699
IIFL Capital Services Ltd.	8,871	31,802
IIFL Finance Ltd.(1)	9,625	49,062
Indef Manufacturing Ltd.(1)	27	78
India Cements Ltd.(1)	3,088	11,452
India Glycols Ltd.	1,192	26,404
India Shelter Finance Corp. Ltd.(1)	972	9,928
IndiaMart InterMesh Ltd.	1,466	40,007
Indian Energy Exchange Ltd.	12,331	28,955
Indian Hotels Co. Ltd.	7,943	71,556
Indian Hume Pipe Co. Ltd.	113	563
Indian Metals & Ferro Alloys Ltd.	175	1,279
Indian Oil Corp. Ltd.	74,806	124,279
Indian Railway Catering & Tourism Corp. Ltd.	3,962	35,069
Indian Renewable Energy Development Agency Ltd.(1)	7,383	15,112
Indo Count Industries Ltd.	1,091	3,725
Indraprastha Gas Ltd.	14,442	34,920
Indraprastha Medical Corp. Ltd.	2,692	13,866
Indus Towers Ltd.(1)	48,165	216,444
IndusInd Bank Ltd.	8,535	81,590
Infibeam Avenues Ltd.	3,547	899
Info Edge India Ltd.	3,245	54,197
Infosys Ltd., ADR	43,427	789,937
Ingersoll Rand India Ltd.	55	2,521
Inox Green Energy Services Ltd.(1)	515	1,105
Intellect Design Arena Ltd.	1,494	20,493
InterGlobe Aviation Ltd.(1)	3,261	203,530
ION Exchange India Ltd.	185	1,178
Ipca Laboratories Ltd.	1,077	17,949
IRB Infrastructure Developers Ltd.	96,581	58,013
IRCON International Ltd.	5,738	12,829
ISGEC Heavy Engineering Ltd.	1,090	15,467
ITC Hotels Ltd.(1)	4,988	12,612
ITD Cementation India Ltd.	5,380	44,987
J Kumar Infraprojects Ltd.	1,701	14,088
Jagran Prakashan Ltd.	285	254
Jai Balaji Industries Ltd.(1)	4,000	4,942
Jai Corp. Ltd.	51	67
Jain Irrigation Systems Ltd.(1)	18,582	12,424
Jaiprakash Associates Ltd.(1)	1,112	35
Jaiprakash Power Ventures Ltd.(1)	160,625	29,180
Jammu & Kashmir Bank Ltd.	25,247	30,701
Jamna Auto Industries Ltd.	3,126	3,377
Jana Small Finance Bank Ltd.(1)	2,045	11,555
Jash Engineering Ltd.	1,250	8,077
JB Chemicals & Pharmaceuticals Ltd.	2,197	43,021
JBM Auto Ltd.	160	1,343
Jindal Saw Ltd.	11,510	28,575
Jindal Stainless Ltd.	13,051	98,551
Jindal Steel & Power Ltd.	7,625	84,760
Jindal Worldwide Ltd.	505	356
Jio Financial Services Ltd.(1)	30,818	103,481
JK Cement Ltd.	985	63,392
JK Lakshmi Cement Ltd.	4,280	42,400
JK Paper Ltd.	3,241	13,883

JK Tyre & Industries Ltd.	4,121	17,997
JM Financial Ltd.	13,888	20,743
Johnson Controls-Hitachi Air Conditioning India Ltd.(1)	428	8,390
JSW Energy Ltd.	5,850	33,418
JSW Steel Ltd.	6,788	79,068
JTEKT India Ltd.	84	136
Jubilant Foodworks Ltd.	6,571	50,363
Jubilant Ingrevia Ltd.	974	8,005
Jubilant Pharmova Ltd.	1,047	14,378
Jupiter Life Line Hospitals Ltd.	629	10,764
Just Dial Ltd.(1)	871	9,043
Jyothy Labs Ltd.	103	415
Jyoti Structures Ltd.(1)	8,272	1,943
Kajaria Ceramics Ltd.	1,113	13,542
Kalpataru Projects International Ltd.	3,851	51,370
Kalyan Jewellers India Ltd.	2,461	16,141
Kalyani Steels Ltd.	1,127	10,493
Kamdhenu Ltd.	2,150	854
Kansai Nerolac Paints Ltd.	6,707	19,899
Karnataka Bank Ltd.	5,267	12,197
Karur Vysya Bank Ltd.	17,068	44,274
Kaveri Seed Co. Ltd.	1,603	27,016
Kaynes Technology India Ltd.(1)	143	10,005
KCP Ltd.	3,844	9,511
KEC International Ltd.	4,893	47,640
KEI Industries Ltd.	504	21,298
Kfin Technologies Ltd.	1,178	14,891
Kiri Industries Ltd.(1)	1,975	14,835
Kirloskar Brothers Ltd.	327	6,933
Kirloskar Ferrous Industries Ltd.	219	1,480
Kirloskar Industries Ltd.	16	696
Kirloskar Oil Engines Ltd.	1,598	16,929
Kirloskar Pneumatic Co. Ltd.	171	2,509
Kitex Garments Ltd.	390	1,359
KNR Constructions Ltd.	8,667	21,342
Kopran Ltd.	121	259
Kotak Mahindra Bank Ltd.	13,977	339,301
KPIT Technologies Ltd.	2,984	46,711
KPR Mill Ltd.	285	3,757
KRBL Ltd.	2,729	11,274
Krishna Institute of Medical Sciences Ltd.(1)	4,478	35,793
L&T Finance Ltd.	33,825	67,834
Larsen & Toubro Ltd.	12,051	518,034
Laurus Labs Ltd.	1,319	9,406
Laxmi Organic Industries Ltd.	2,953	7,051
Lemon Tree Hotels Ltd.(1)	1,469	2,394
LG Balakrishnan & Bros Ltd.	650	9,782
LIC Housing Finance Ltd.	11,935	83,348
Likhitha Infrastructure Ltd.	178	598
Lincoln Pharmaceuticals Ltd.	32	203
Lloyds Metals & Energy Ltd.	2,222	36,302
LMW Ltd.	17	3,317
LT Foods Ltd.	2,978	15,326
LTIMindtree Ltd.	849	50,333
Lupin Ltd.	3,517	80,652

LUX Industries Ltd.	62	1,073
Macrotech Developers Ltd.	2,241	37,422
Mahanagar Gas Ltd.	3,280	50,850
Maharashtra Scooters Ltd.	69	10,796
Maharashtra Seamless Ltd.	3,236	26,205
Mahindra & Mahindra Financial Services Ltd.	16,922	51,705
Mahindra & Mahindra Ltd.	15,102	525,985
Mahindra Holidays & Resorts India Ltd.(1)	649	2,743
Mahindra Lifespace Developers Ltd.	246	999
Mahindra Logistics Ltd.	387	1,447
Maithan Alloys Ltd.	111	1,434
Man Industries India Ltd.(1)	179	788
Man Infraconstruction Ltd.	446	857
Manali Petrochemicals Ltd.	1,002	664
Manappuram Finance Ltd.	31,002	86,540
Mangalam Cement Ltd.	267	2,520
Mangalore Chemicals & Fertilizers Ltd.	4,644	14,376
Mankind Pharma Ltd.(1)	1,529	44,172
Marico Ltd.	8,615	72,179
Marksans Pharma Ltd.	3,171	9,704
Maruti Suzuki India Ltd.	2,343	337,963
MAS Financial Services Ltd.	121	417
Max Financial Services Ltd.(1)	3,474	61,038
Max Healthcare Institute Ltd.	4,278	56,280
Mayur Uniquoters Ltd.	128	878
Medi Assist Healthcare Services Ltd.	248	1,437
Medplus Health Services Ltd.(1)	818	9,241
Meghmani Organics Ltd.(1)	493	466
Metropolis Healthcare Ltd.(1)	125	2,459
Minda Corp. Ltd.	867	5,303
Mishra Dhatu Nigam Ltd.	107	531
MM Forgings Ltd.	264	1,126
MOIL Ltd.	545	2,410
Mold-Tek Packaging Ltd.	38	297
Morepen Laboratories Ltd.(1)	818	620
Motherson Sumi Wiring India Ltd.	42,080	28,525
Motilal Oswal Financial Services Ltd.	5,490	52,059
Mphasis Ltd.	2,239	66,996
MPS Ltd.	354	10,817
MRF Ltd.	52	84,453
Mrs Bectors Food Specialities Ltd.	709	12,099
MSP Steel & Power Ltd.(1)	13,616	4,467
MSTC Ltd.	28	182
Muthoot Finance Ltd.	4,306	111,724
Narayana Hrudayalaya Ltd.	3,124	63,657
Natco Pharma Ltd.	2,097	21,644
National Aluminium Co. Ltd.	23,204	49,025
National Fertilizers Ltd.	255	294
Nava Ltd.	8,336	47,998
Navin Fluorine International Ltd.	1,471	73,299
Navkar Corp. Ltd.(1)	247	328
NCC Ltd.	14,027	37,973
NELCO Ltd.	58	611
NESCO Ltd.	1,046	11,321
Nestle India Ltd.	1,742	48,818

Netweb Technologies India Ltd.	89	2,081
Network18 Media & Investments Ltd.(1)	305	195
Neuland Laboratories Ltd.	171	22,980
Newgen Software Technologies Ltd.	1,106	16,008
NHPC Ltd.	59,807	61,179
NIIT Learning Systems Ltd.	470	1,807
NIIT Ltd.	115	183
Nippon Life India Asset Management Ltd.	5,723	49,623
NLC India Ltd.	4,907	13,885
NMDC Ltd.	133,532	111,378
NMDC Steel Ltd.(1)	30,117	13,434
NOCIL Ltd.	431	902
NTPC Ltd.	86,474	337,819
Nuvama Wealth Management Ltd.	453	38,151
Nuvoco Vistas Corp. Ltd.(1)	2,585	10,826
Oberoi Realty Ltd.	2,003	40,942
Oil & Natural Gas Corp. Ltd.	54,371	152,313
Oil India Ltd.	12,586	62,858
One 97 Communications Ltd.(1)	3,313	34,506
Onesource Specialty Pharma Ltd.(1)	938	21,101
Oracle Financial Services Software Ltd.	253	25,100
Orient Cement Ltd.	4,674	19,137
Orient Electric Ltd.	5,128	13,611
Orient Green Power Co. Ltd.(1)	3,321	507
Orient Paper & Industries Ltd.	1,390	461
Oriental Hotels Ltd.	148	255
Orissa Minerals Development Co. Ltd.(1)	2	119
Page Industries Ltd.	132	71,580
Pakka Ltd.(1)	62	129
Panama Petrochem Ltd.	491	2,078
Paradeep Phosphates Ltd.	29,812	60,085
Parag Milk Foods Ltd.	83	205
Paras Defence & Space Technologies Ltd.(1)	10	188
Patel Engineering Ltd.(1)	4,081	1,923
PB Fintech Ltd.(1)	1,031	21,250
PC Jeweller Ltd.(1)	63,350	9,284
PCBL Chemical Ltd.	1,505	7,023
Pearl Global Industries Ltd.	625	10,667
Peninsula Land Ltd.(1)	950	329
Pennar Industries Ltd.(1)	6,374	15,870
Persistent Systems Ltd.	1,375	90,583
Petronet LNG Ltd.	27,877	100,204
Phoenix Mills Ltd.	2,041	36,725
PI Industries Ltd.	1,851	82,753
Pidilite Industries Ltd.	1,828	66,421
Piramal Enterprises Ltd.	1,560	20,241
Piramal Pharma Ltd.	6,169	14,886
Pitti Engineering Ltd.	216	2,501
PIX Transmissions Ltd.	510	9,958
PNB Gilts Ltd.	380	436
PNB Housing Finance Ltd.(1)	3,499	42,801
PNC Infratech Ltd.	8,590	29,349
Pokarna Ltd.	198	2,509
Poly Medicure Ltd.	73	1,928
Polycab India Ltd.	269	18,859

Polyplex Corp. Ltd.	520	8,101
Pondy Oxides & Chemicals Ltd.	822	7,228
Poonawalla Fincorp Ltd.(1)	3,472	16,414
Power Finance Corp. Ltd.	37,311	177,402
Power Grid Corp. of India Ltd.	83,290	282,442
Power Mech Projects Ltd.	396	14,404
Praj Industries Ltd.	179	1,006
Prakash Industries Ltd.	5,170	10,021
Prakash Pipes Ltd.	227	1,076
Premier Explosives Ltd.	1,540	10,407
Prestige Estates Projects Ltd.	777	13,341
Pricol Ltd.(1)	2,566	13,501
Prince Pipes & Fittings Ltd.	1,131	4,431
Prism Johnson Ltd.(1)	7,246	12,261
Privi Speciality Chemicals Ltd.	418	11,288
Procter & Gamble Health Ltd.	19	1,277
Prudent Corporate Advisory Services Ltd.	349	12,050
PTC India Ltd.	13,584	28,000
Punjab National Bank	35,764	44,328
Puravankara Ltd.(1)	355	1,103
Quess Corp. Ltd.	4,183	15,332
Quick Heal Technologies Ltd.	24	80
Rail Vikas Nigam Ltd.	3,656	17,355
Railtel Corp. of India Ltd.	3,227	15,045
Rain Industries Ltd.	9,677	15,978
Rainbow Children's Medicare Ltd.	1,376	22,550
Rajesh Exports Ltd.(1)	2,857	6,718
Rallis India Ltd.	786	2,945
Ramco Cements Ltd.	5,278	60,256
Ramkrishna Forgings Ltd.	2,593	18,404
Ramky Infrastructure Ltd.(1)	1,251	6,985
Rane Holdings Ltd.	402	7,125
Rashtriya Chemicals & Fertilizers Ltd.	851	1,490
Ratnamani Metals & Tubes Ltd.	301	9,993
RattanIndia Power Ltd.(1)	7,720	1,027
Raymond Lifestyle Ltd.(1)	120	1,434
Raymond Ltd.	1,882	13,876
Raymond Realty Ltd.(1)	603	7,288
RBL Bank Ltd.	16,681	41,612
REC Ltd.	32,452	153,051
Redington Ltd.	15,008	45,435
Redtape Ltd.	760	1,193
Refex Industries Ltd.(1)	415	2,210
Relaxo Footwears Ltd.	20	102
Reliance Industrial Infrastructure Ltd.	8	88
Reliance Industries Ltd., GDR	17,817	1,172,393
Reliance Infrastructure Ltd.(1)	9,141	35,335
Reliance Power Ltd.(1)	104,182	70,765
Religare Enterprises Ltd.(1)	4,570	12,333
Repco Home Finance Ltd.	2,112	9,641
Restaurant Brands Asia Ltd.(1)	11,917	11,330
Rico Auto Industries Ltd.	889	782
RITES Ltd.	1,208	3,924
Rolex Rings Ltd.(1)	403	7,559
Rossari Biotech Ltd.	888	6,897

Roto Pumps Ltd.	206	643
RPG Life Sciences Ltd.	380	9,687
RR Kabel Ltd.	135	2,253
Rupa & Co. Ltd.	148	368
Safari Industries India Ltd.	394	10,638
Salzer Electronics Ltd.	65	706
SAMHI Hotels Ltd.(1)	6,411	14,430
Sammaan Capital Ltd.	21,812	31,677
Samvardhana Motherson International Ltd.	53,601	96,002
Sandhar Technologies Ltd.	290	1,757
Sandur Manganese & Iron Ores Ltd.	61	345
Sanghvi Movers Ltd.	2,881	9,832
Sanofi India Ltd.	352	25,496
Sansera Engineering Ltd.	1,450	23,089
Sapphire Foods India Ltd.(1)	7,082	26,367
Sarda Energy & Minerals Ltd.	5,248	26,845
Saregama India Ltd.	319	2,023
Savita Oil Technologies Ltd.	48	228
SBFC Finance Ltd.(1)	22,272	29,430
SBI Cards & Payment Services Ltd.	6,283	67,717
SBI Life Insurance Co. Ltd.	2,317	49,129
Schneider Electric Infrastructure Ltd.(1)	269	2,366
SEAMEC Ltd.(1)	592	6,409
Selan Exploration Technology Ltd.(1)	79	507
Servotech Renewable Power System Ltd.	4,895	7,071
SH Kelkar & Co. Ltd.(1)	627	1,791
Shaily Engineering Plastics Ltd.	130	3,067
Shakti Pumps India Ltd.	234	2,346
Shankara Building Products Ltd.	14	134
Sharda Cropchem Ltd.	188	1,625
Share India Securities Ltd.	3,969	8,102
Shilpa Medicare Ltd.(1)	325	3,431
Shipping Corp. of India Ltd.	2,574	6,068
Shivalik Bimetal Controls Ltd.	27	157
Shree Cement Ltd.	129	44,658
Shree Digvijay Cement Co. Ltd.	1,097	1,059
Shriram Finance Ltd.	45,283	338,863
Shriram Pistons & Rings Ltd.	371	10,696
Shyam Metalics & Energy Ltd.	2,872	28,339
Siemens Energy India Ltd.(1)	244	7,066
Siemens Ltd.	593	22,661
Siyaram Silk Mills Ltd.	1,137	9,557
SJS Enterprises Ltd.	211	2,719
SJVN Ltd.	9,933	11,183
SKF India Ltd.	593	32,597
Skipper Ltd.	493	2,838
SMC Global Securities Ltd.	887	1,221
SML ISUZU Ltd.	56	1,236
SMS Pharmaceuticals Ltd.	62	192
Snowman Logistics Ltd.	348	239
Sobha Ltd.	863	14,492
Solar Industries India Ltd.	434	81,743
Solara Active Pharma Sciences Ltd.(1)	115	647
SOM Distilleries & Breweries Ltd.(1)	6,013	10,121
Somany Ceramics Ltd.	146	816

Sona Blw Precision Forgings Ltd.	3,069	19,533
Sonata Software Ltd.	379	1,813
South Indian Bank Ltd.	50,564	17,449
Southern Petrochemical Industries Corp. Ltd.	10,072	10,061
Spandana Sphoorty Financial Ltd.(1)	39	132
SRF Ltd.	1,798	60,163
Star Cement Ltd.(1)	9,619	24,470
Star Health & Allied Insurance Co. Ltd.(1)	204	1,142
State Bank of India, GDR	2,770	262,888
Sterling & Wilson Renewable(1)	220	727
Sterlite Technologies Ltd.(1)	290	244
STL Networks Ltd.(1)	290	76
Stove Kraft Ltd.	101	645
Strides Pharma Science Ltd.	3,609	34,231
Stylam Industries Ltd.(1)	376	7,207
Subros Ltd.	150	1,277
Sudarshan Chemical Industries Ltd.	606	8,362
Sula Vineyards Ltd.	429	1,476
Sumitomo Chemical India Ltd.	449	2,662
Sun Pharmaceutical Industries Ltd.	7,918	155,445
Sun TV Network Ltd.	5,380	39,614
Sundaram Finance Holdings Ltd.	2,118	9,360
Sundaram Finance Ltd.	380	22,874
Sundram Fasteners Ltd.	949	11,381
Sunflag Iron & Steel Co. Ltd.(1)	3,823	11,637
Sunteck Realty Ltd.	205	997
Suprajit Engineering Ltd.	1,580	7,734
Supreme Industries Ltd.	799	38,755
Supreme Petrochem Ltd.	2,069	17,294
Supriya Lifescience Ltd.	1,515	12,824
Suraj Estate Developers Ltd.	124	466
Surya Roshni Ltd.	5,743	22,201
Suryoday Small Finance Bank Ltd.(1)	516	849
Suzlon Energy Ltd.(1)	83,941	70,312
Swaraj Engines Ltd.	407	18,692
Swelect Energy Systems Ltd.	70	460
Symphony Ltd.	66	941
Syngene International Ltd.	4,899	37,069
TAJGVK Hotels & Resorts Ltd.	2,102	11,090
Talbros Automotive Components Ltd.	46	154
Tanla Platforms Ltd.	1,136	8,220
TARC Ltd.(1)	262	524
Tata Chemicals Ltd.	1,546	16,039
Tata Communications Ltd.	2,422	47,491
Tata Consultancy Services Ltd.	9,110	368,861
Tata Consumer Products Ltd.	3,649	47,216
Tata Elxsi Ltd.	724	54,500
Tata Investment Corp. Ltd.	256	20,146
Tata Motors Ltd.	29,543	248,730
Tata Power Co. Ltd.	8,165	37,548
Tata Steel Ltd.	199,207	375,994
TD Power Systems Ltd.	539	3,286
TeamLease Services Ltd.(1)	303	6,925
Tech Mahindra Ltd.	8,884	163,510
Technocraft Industries India Ltd.(1)	300	10,946

Tega Industries Ltd.	454	8,764
Texmaco Infrastructure & Holdings Ltd.	112	128
Thanga Mayil Jewellery Ltd.	405	9,139
Thermax Ltd.	64	2,538
Thirumalai Chemicals Ltd.	620	1,813
Thomas Cook India Ltd.	5,073	10,244
Thyrocare Technologies Ltd.	43	528
Time Technoplast Ltd.	1,131	5,001
Timken India Ltd.	133	4,860
Tips Music Ltd.	1,557	11,838
Titan Co. Ltd.	2,135	88,775
Torrent Pharmaceuticals Ltd.	1,955	72,626
Torrent Power Ltd.	4,070	65,446
Tourism Finance Corp. of India Ltd.	842	2,238
TransIndia Real Estate Ltd.	390	153
Trent Ltd.(1)	837	55,280
Trident Ltd.	15,402	5,735
Triveni Engineering & Industries Ltd.	2,696	13,826
Triveni Turbine Ltd.	1,994	13,564
TTK Prestige Ltd.	78	568
Tube Investments of India Ltd.	631	22,610
TVS Motor Co. Ltd.	1,265	41,147
Uflex Ltd.	1,039	7,460
Ugro Capital Ltd.(1)	604	1,257
Ujjivan Small Finance Bank Ltd.	55,563	27,971
UltraTech Cement Ltd.	617	80,945
Union Bank of India Ltd.	38,044	65,350
Unitech Ltd.(1)	2,523	191
United Spirits Ltd.	3,462	61,560
UNO Minda Ltd.	1,406	16,539
UPL Ltd.	18,921	139,085
UPL Ltd.(1)	1,519	7,275
Usha Martin Ltd.	3,772	13,695
UTI Asset Management Co. Ltd.	1,126	15,679
Utkarsh Small Finance Bank Ltd.	4,851	1,309
VA Tech Wabag Ltd.(1)	532	10,135
Vadilal Industries Ltd.	179	11,174
Vaibhav Global Ltd.	46	137
Valor Estate Ltd.(1)	4,994	11,266
Vardhman Textiles Ltd.	1,442	8,295
Varroc Engineering Ltd.(1)	1,475	9,128
Varun Beverages Ltd.	10,847	60,453
Vascon Engineers Ltd.(1)	223	140
Vedant Fashions Ltd.	654	6,097
Vedanta Ltd.	38,155	194,622
Veedol Corporation Ltd.	14	278
Venky's India Ltd.	20	379
Vesuvius India Ltd.	35	2,430
V-Guard Industries Ltd.	2,855	12,666
Vijaya Diagnostic Centre Ltd.	1,263	14,127
Vinati Organics Ltd.	244	5,268
Vindhya Telelinks Ltd.	15	295
VIP Industries Ltd.(1)	1,707	7,224
Vishnu Chemicals Ltd.	120	764
V-Mart Retail Ltd.(1)	377	15,021

Vodafone Idea Ltd.(1)	264,177	21,411
Voltamp Transformers Ltd.	36	3,493
Voltas Ltd.	971	14,342
VST Tillers Tractors Ltd.	9	404
Waaree Renewable Technologies Ltd.	204	2,520
Welspun Corp. Ltd.	2,558	28,056
Welspun Enterprises Ltd.	906	5,353
Welspun Living Ltd.	1,394	2,164
West Coast Paper Mills Ltd.	1,409	7,923
Westlife Foodworld Ltd.(1)	1,504	11,767
Wheels India Ltd.	142	1,229
Whirlpool of India Ltd.	593	8,583
Windlas Biotech Ltd.	35	373
Wipro Ltd., ADR	26,632	76,700
Wockhardt Ltd.(1)	1,196	20,517
Wonderla Holidays Ltd.	125	962
Xchanging Solutions Ltd.	85	101
Yatharth Hospital & Trauma Care Services Ltd., Class C(1)	110	651
Yes Bank Ltd.(1)	314,314	79,008
Yuken India Ltd.	93	1,129
Zee Entertainment Enterprises Ltd.	30,673	46,759
Zen Technologies Ltd.	58	1,454
Zensar Technologies Ltd.	3,881	37,841
ZF Commercial Vehicle Control Systems India Ltd.	12	1,874
Zuari Industries Ltd.	46	152
Zydus Lifesciences Ltd.	2,727	29,698
		29,295,220
Indonesia — 2.6%
ABM Investama Tbk. PT	53,100	10,279
Adaro Andalan Indonesia PT(1)	145,084	63,951
Adaro Minerals Indonesia Tbk. PT(1)	352,200	22,260
Alam Sutera Realty Tbk. PT(1)	931,500	7,829
Alamtri Resources Indonesia Tbk. PT	642,100	86,721
Amman Mineral Internasional PT(1)	79,500	33,791
Aneka Tambang Tbk. PT(1)	350,100	66,772
Aspirasi Hidup Indonesia Tbk. PT	319,800	11,254
Astra International Tbk. PT	615,300	182,963
Astra Otoparts Tbk. PT	100,300	12,961
Bank BTPN Syariah Tbk. PT	173,200	13,754
Bank Central Asia Tbk. PT	432,100	249,275
Bank Jago Tbk. PT(1)	8,600	964
Bank Mandiri Persero Tbk. PT	803,500	261,058
Bank Negara Indonesia Persero Tbk. PT	364,100	100,420
Bank Pan Indonesia Tbk. PT(1)	166,400	12,253
Bank Rakyat Indonesia Persero Tbk. PT	802,000	218,211
Bank Tabungan Negara Persero Tbk. PT	241,600	18,648
Barito Pacific Tbk. PT	140,522	10,846
BFI Finance Indonesia Tbk. PT	355,200	19,726
Bukalapak.com Tbk. PT(1)	2,593,900	21,758
Bukit Asam Tbk. PT(1)	202,100	35,840
Buma Internasional Grup Tbk. PT	560,900	16,882
Bumi Resources Minerals Tbk. PT(1)	1,740,300	41,574
Bumi Resources Tbk. PT(1)	2,079,200	14,993
Bumi Serpong Damai Tbk. PT(1)	310,300	16,938
Chandra Asri Pacific Tbk. PT(1)	39,300	22,529

Charoen Pokphand Indonesia Tbk. PT	78,300	23,268
Ciputra Development Tbk. PT	375,000	22,589
Cisarua Mountain Dairy Tbk. PT	44,900	13,436
Darma Henwa Tbk. PT(1)	2,175,100	22,268
Dharma Satya Nusantara Tbk. PT	603,600	29,102
Elang Mahkota Teknologi Tbk. PT	352,200	12,293
Erajaya Swasembada Tbk. PT	601,600	20,503
ESSA Industries Indonesia Tbk. PT	534,500	19,320
Gajah Tunggal Tbk. PT	227,800	15,712
Global Mediacom Tbk. PT(1)	79,000	688
Harum Energy Tbk. PT(1)	134,100	6,671
Indah Kiat Pulp & Paper Tbk. PT	86,700	34,110
Indika Energy Tbk. PT	123,800	10,936
Indo Tambangraya Megah Tbk. PT	20,400	28,293
Indocement Tunggal Prakarsa Tbk. PT(1)	78,900	27,102
Indofood CBP Sukses Makmur Tbk. PT	17,000	11,360
Indofood Sukses Makmur Tbk. PT	31,100	15,012
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	255,700	8,081
Japfa Comfeed Indonesia Tbk. PT	350,200	34,510
Jasa Marga Persero Tbk. PT	75,500	17,659
Kalbe Farma Tbk. PT(1)	215,300	20,000
Kawasan Industri Jababeka Tbk. PT(1)	1,138,500	12,716
Map Aktif Adiperkasa PT	581,300	25,188
Mark Dynamics Indonesia Tbk. PT	15,900	767
Medco Energi Internasional Tbk. PT	392,600	29,493
Media Nusantara Citra Tbk. PT(1)	423,100	6,843
Medikaloka Hermina Tbk. PT	443,900	41,979
Merdeka Copper Gold Tbk. PT(1)	62,200	7,670
Midi Utama Indonesia Tbk. PT(1)	95,300	2,596
Mitra Adiperkasa Tbk. PT	570,800	45,525
Mitra Keluarga Karyasehat Tbk. PT	61,400	10,259
Mitra Pinasthika Mustika Tbk. PT	25,400	1,710
Pabrik Kertas Tjiwi Kimia Tbk. PT	63,400	23,451
Pakuwon Jati Tbk. PT	816,600	20,026
Panin Financial Tbk. PT(1)	579,600	10,456
Perusahaan Gas Negara Tbk. PT	249,300	27,789
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	232,400	17,376
Petrindo Jaya Kreasi Tbk. PT	1,900	1,328
Petrosea Tbk. PT	144,100	27,352
Rukun Raharja Tbk. PT	106,100	16,672
Sarana Menara Nusantara Tbk. PT	565,900	20,301
Semen Indonesia Persero Tbk. PT(1)	163,900	28,250
Siloam International Hospitals Tbk. PT	128,000	18,687
Sumber Alfaria Trijaya Tbk. PT(1)	405,800	60,546
Surya Semesta Internusa Tbk. PT	12,300	768
Telkom Indonesia Persero Tbk. PT, ADR(1)	14,152	242,707
Tempo Scan Pacific Tbk. PT	85,600	13,661
Timah Tbk. PT(1)	165,100	11,977
Transcoal Pacific Tbk. PT	700	260
Triputra Agro Persada PT	384,100	21,344
Unilever Indonesia Tbk. PT	177,300	18,787
United Tractors Tbk. PT	65,200	89,767
Vale Indonesia Tbk. PT	62,500	13,420
XLSMART Telecom Sejahtera Tbk. PT	263,200	35,528
		2,872,562

Malaysia — 2.8%
Aeon Co. M Bhd.	40,300	13,629
AFFIN Bank Bhd.(1)	25,438	16,062
AirAsia X Bhd.(1)	22,100	8,721
Alliance Bank Malaysia Bhd.	53,800	54,748
AMMB Holdings Bhd.	116,200	143,010
Axiata Group Bhd.	96,300	46,364
Bank Islam Malaysia Bhd.	23,400	12,761
Berjaya Corp. Bhd.(1)	205,500	13,744
Bermaz Auto Bhd.	31,700	7,592
Bumi Armada Bhd.	144,200	15,916
Bursa Malaysia Bhd.	18,100	32,289
Cahya Mata Sarawak Bhd.	43,200	12,569
Carlsberg Brewery Malaysia Bhd.	3,300	15,122
CCK Consolidated Holdings Bhd.	5,300	1,667
CELCOMDIGI Bhd.	92,300	80,688
CIMB Group Holdings Bhd.	184,200	300,051
CTOS Digital Bhd.	1,800	415
Dagang NeXchange Bhd.(1)	33,800	2,218
Dayang Enterprise Holdings Bhd.	37,800	15,818
Dialog Group Bhd.	6,200	2,212
Dufu Technology Corp. Bhd.	2,400	671
DXN Holdings Bhd.	7,400	878
Eastern & Oriental Bhd.	14,000	2,727
Eco World Development Group Bhd.	29,300	13,068
Econpile Holdings Bhd.(1)	1,000	66
EG Industries Bhd.	66,800	17,253
Ekovest Bhd.(1)	2,100	180
Farm Fresh Bhd.	26,800	11,838
Fraser & Neave Holdings Bhd.	2,000	12,813
Frontken Corp. Bhd.	29,400	26,084
Gamuda Bhd.	37,643	40,417
Gas Malaysia Bhd.	28,000	27,437
Genting Bhd.	95,700	67,473
Genting Malaysia Bhd.	38,100	16,303
Greatech Technology Bhd.(1)	2,800	1,117
Hartalega Holdings Bhd.	2,300	1,016
Heineken Malaysia Bhd.	5,700	36,300
Hiap Teck Venture Bhd.	14,000	886
Hibiscus Petroleum Bhd.	47,800	15,937
Hong Leong Bank Bhd.	8,900	40,952
Hup Seng Industries Bhd.	3,700	839
IHH Healthcare Bhd.	23,700	38,395
IJM Corp. Bhd.	45,300	26,580
Inari Amertron Bhd.	18,300	8,254
IOI Corp. Bhd.	24,900	21,036
IOI Properties Group Bhd.	31,500	14,124
Iskandar Waterfront City Bhd.(1)	14,500	1,174
ITMAX SYSTEM Bhd.	2,000	1,822
Jaya Tiasa Holdings Bhd.	52,500	14,412
Johor Plantations Group Bhd.	40,300	11,091
Kelington Group Bhd.	35,000	28,337
Kossan Rubber Industries Bhd.	3,300	1,286
KPJ Healthcare Bhd.	59,800	38,174
KSL Holdings Bhd.(1)	6,400	2,418

Kuala Lumpur Kepong Bhd.	4,900	22,412
LBS Bina Group Bhd.	14,600	1,628
Mah Sing Group Bhd.	71,500	17,109
Malakoff Corp. Bhd.	97,100	17,592
Malayan Banking Bhd.	93,400	214,647
Malayan Cement Bhd.	500	594
Malayan Flour Mills Bhd.	16,800	2,029
Malaysian Pacific Industries Bhd.	300	1,396
Malaysian Resources Corp. Bhd.	25,500	3,022
Matrix Concepts Holdings Bhd.	43,350	14,267
Maxis Bhd.	28,800	23,887
MBSB Bhd.	80,100	13,651
Mega First Corp. Bhd.	29,800	26,500
Mi Technovation Bhd.	400	170
MISC Bhd.	23,800	42,038
Mr. DIY Group M Bhd.	88,800	32,957
My EG Services Bhd.	233,300	50,483
Naim Holdings Bhd.(1)	2,800	572
Nationgate Holdings Bhd.	21,600	7,658
Nestle Malaysia Bhd.	900	16,611
NEXG Bhd.	15,700	1,383
OSK Holdings Bhd.	4,500	1,840
PA Resources Bhd.	2,100	91
Pecca Group Bhd.	34,200	11,731
Pentamaster Corp. Bhd.	2,400	1,464
Perak Transit Bhd.	74,600	12,260
Perdana Petroleum Bhd.(1)	4,200	177
Petronas Chemicals Group Bhd.	1,200	965
Petronas Dagangan Bhd.	7,500	34,677
Petronas Gas Bhd.	9,700	40,902
PPB Group Bhd.	6,100	16,141
Press Metal Aluminium Holdings Bhd.	60,800	71,984
Public Bank Bhd.	195,600	198,130
QL Resources Bhd.	35,350	37,348
Ranhill Utilities Bhd.(1)	9,819	2,858
RGB International Bhd.	19,800	1,420
RHB Bank Bhd.	48,900	73,906
SD Guthrie Bhd.	27,500	28,893
Sime Darby Bhd.	133,400	53,237
Sime Darby Property Bhd.	113,100	37,126
SKP Resources Bhd.	21,300	4,978
Southern Cable Group Bhd.	42,500	12,479
SP Setia Bhd. Group	64,800	17,641
Sunway Bhd.	20,600	22,961
Sunway Construction Group Bhd.	16,200	22,455
Supermax Corp. Bhd.(1)	64,080	10,389
Telekom Malaysia Bhd.	31,600	48,422
Tenaga Nasional Bhd.	92,900	305,625
TH Plantations Bhd.	1,700	210
TIME dotCom Bhd.	41,900	51,560
Top Glove Corp. Bhd.(1)	55,100	10,464
TSH Resources Bhd.	42,900	10,881
UEM Sunrise Bhd.	7,400	1,266
Unisem M Bhd.	2,200	1,028
United Plantations Bhd.	8,450	45,201

Velesto Energy Bhd.	244,100	10,316
ViTrox Corp. Bhd.	1,000	749
VS Industry Bhd.	115,200	22,017
VSTECS Bhd.	3,100	2,357
WCT Holdings Bhd.(1)	79,100	12,361
Yinson Holdings Bhd.	39,600	18,597
YTL Corp. Bhd.	26,100	11,142
YTL Power International Bhd.	44,500	33,406
		3,149,215
Mexico — 3.7%
Alfa SAB de CV, Class A	153,805	119,897
Alpek SAB de CV	27,772	15,306
Alsea SAB de CV(1)	13,059	32,742
America Movil SAB de CV, ADR	14,546	245,827
Arca Continental SAB de CV	2,434	26,792
Banco del Bajio SA	55,136	143,099
Bolsa Mexicana de Valores SAB de CV	5,713	12,492
Cemex SAB de CV, ADR	32,859	225,084
Coca-Cola Femsa SAB de CV	11,460	108,349
Controladora Alpek SAB de CV(1)	153,805	24,899
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	5,778	27,330
Corp. Inmobiliaria Vesta SAB de CV	26,734	77,310
Fomento Economico Mexicano SAB de CV, ADR	1,435	152,871
GCC SAB de CV	14,611	136,347
Genomma Lab Internacional SAB de CV, Class B	59,662	68,964
Gentera SAB de CV	101,642	199,448
Gruma SAB de CV, B Shares	8,174	153,800
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,123	111,469
Grupo Aeroportuario del Pacifico SAB de CV, ADR	867	199,176
Grupo Aeroportuario del Sureste SAB de CV, ADR	310	99,826
Grupo Bimbo SAB de CV, Series A	14,235	39,815
Grupo Carso SAB de CV, Series A1(2)	4,900	31,157
Grupo Comercial Chedraui SA de CV	13,570	99,347
Grupo Financiero Banorte SAB de CV, Class O	59,552	528,157
Grupo Financiero Inbursa SAB de CV, Class O	38,397	96,804
Grupo Mexico SAB de CV, Series B	44,949	248,383
Grupo Televisa SAB, ADR	31,809	60,755
Industrias Penoles SAB de CV(1)	8,852	186,884
Kimberly-Clark de Mexico SAB de CV, A Shares	32,681	58,299
La Comer SAB de CV	9,065	19,629
Megacable Holdings SAB de CV	68,660	181,066
Nemak SAB de CV(1)	49,851	8,122
Promotora y Operadora de Infraestructura SAB de CV	4,316	48,621
Qualitas Controladora SAB de CV	10,882	116,703
Regional SAB de CV	14,617	113,667
Wal-Mart de Mexico SAB de CV	37,691	123,104
		4,141,541
Peru — 0.5%
Cia de Minas Buenaventura SAA, ADR	4,827	72,308
Credicorp Ltd.	1,436	304,159
Intercorp Financial Services, Inc.	2,601	90,021
Southern Copper Corp.	966	87,824
		554,312
Philippines — 1.0%
Aboitiz Equity Ventures, Inc.	6,900	4,266

ACEN Corp.	166,000	7,581
Apex Mining Co., Inc.	326,600	40,203
Ayala Corp.	2,820	29,332
Ayala Land, Inc.	44,200	18,199
Bank of the Philippine Islands	38,480	96,042
BDO Unibank, Inc.	55,429	160,053
Century Pacific Food, Inc.	33,000	23,645
Converge Information & Communications Technology Solutions, Inc.	146,100	52,784
DigiPlus Interactive Corp.	62,800	59,444
DMCI Holdings, Inc.	91,800	17,056
GT Capital Holdings, Inc.	2,780	27,126
International Container Terminal Services, Inc.	12,200	89,552
JG Summit Holdings, Inc.	35,500	12,724
Jollibee Foods Corp.	7,410	29,622
Manila Electric Co.	6,890	67,884
Manila Water Co., Inc.	100,600	60,071
Megaworld Corp.	496,000	15,901
Metropolitan Bank & Trust Co.	83,260	109,769
PLDT, Inc., ADR(2)	2,632	59,009
Puregold Price Club, Inc.	72,300	40,170
Semirara Mining & Power Corp.	49,700	28,952
SM Investments Corp.	1,640	24,538
SM Prime Holdings, Inc.	67,600	27,313
Universal Robina Corp.	31,380	47,512
		1,148,748
Poland — 2.2%
Alior Bank SA(1)	5,457	151,649
Allegro.eu SA(1)	8,036	73,932
Asseco Poland SA	834	40,893
Bank Handlowy w Warszawie SA	1,917	61,452
Bank Millennium SA(1)	35,646	138,521
Bank Polska Kasa Opieki SA	4,401	216,951
Benefit Systems SA	81	66,712
Budimex SA(1)	284	47,376
CCC SA(1)	2,493	145,388
CD Projekt SA	329	19,504
Cyfrowy Polsat SA(1)	2,720	12,151
Dino Polska SA(1)	1,193	175,107
Enea SA(1)	13,000	59,690
Eurocash SA	2,754	6,679
Grupa Azoty SA(1)	1,566	9,909
Grupa Kety SA	587	135,813
Jastrzebska Spolka Weglowa SA(1)	648	3,922
KGHM Polska Miedz SA	2,754	90,246
KRUK SA(1)	281	29,469
LPP SA	14	53,962
mBank SA(1)	177	38,779
Orange Polska SA	29,055	74,848
ORLEN SA	11,264	221,333
Pepco Group NV	2,774	12,675
PGE Polska Grupa Energetyczna SA(1)	12,995	32,432
Powszechna Kasa Oszczednosci Bank Polski SA	7,985	160,660
Powszechny Zaklad Ubezpieczen SA	9,422	153,930
Santander Bank Polska SA	360	48,174
Tauron Polska Energia SA(1)	31,097	57,069

XTB SA	3,305	73,083
Zabka Group SA(1)	9,669	58,447
		2,470,756
South Africa — 6.2%
Absa Group Ltd.	28,006	270,104
AECI Ltd.	7,592	43,676
African Rainbow Minerals Ltd.(2)	4,798	42,464
Anglogold Ashanti PLC	1,291	55,814
Aspen Pharmacare Holdings Ltd.	11,937	80,518
Astral Foods Ltd.	1,313	14,009
AVI Ltd.	15,781	82,896
Barloworld Ltd.	11,908	71,016
Bid Corp. Ltd.	3,720	98,609
Bidvest Group Ltd.	6,082	82,517
Capitec Bank Holdings Ltd.	833	159,622
Clicks Group Ltd.	6,286	135,816
Coronation Fund Managers Ltd.	14,711	32,333
DataTec Ltd.	21,712	76,025
Dis-Chem Pharmacies Ltd.	19,678	36,685
Discovery Ltd.	8,867	107,519
DRDGOLD Ltd.(2)	34,838	52,115
Exxaro Resources Ltd.	11,232	91,950
Famous Brands Ltd.	1,849	6,561
FirstRand Ltd.	73,005	302,832
Fortress Real Estate Investments Ltd., Class B	68,869	77,387
Foschini Group Ltd.	22,571	168,593
Gold Fields Ltd., ADR	20,397	469,131
Grindrod Ltd.	22,535	16,636
Harmony Gold Mining Co. Ltd., ADR	12,344	180,099
Impala Platinum Holdings Ltd.(1)	36,723	263,995
Investec Ltd.	3,444	24,410
Kumba Iron Ore Ltd.(2)	698	11,422
Life Healthcare Group Holdings Ltd.	25,807	20,537
Momentum Group Ltd.	78,444	152,406
Motus Holdings Ltd.	9,550	47,647
Mr. Price Group Ltd.	7,515	101,225
MTN Group Ltd.	45,263	315,054
MultiChoice Group(1)	7,865	51,230
Naspers Ltd., N Shares	1,031	296,245
Nedbank Group Ltd.	15,626	221,992
NEPI Rockcastle NV(1)	11,458	88,081
Netcare Ltd.	70,184	58,959
Ninety One Ltd.	4,797	10,199
Northam Platinum Holdings Ltd.(2)	20,348	172,205
Old Mutual Ltd.	245,529	159,361
Omnia Holdings Ltd.	15,650	62,081
OUTsurance Group Ltd.	18,718	79,012
Pepkor Holdings Ltd.	17,374	28,234
Pick n Pay Stores Ltd.(1)(2)	11,552	17,499
PPC Ltd.	128,446	33,395
Reinet Investments SCA	3,277	88,804
Remgro Ltd.	21,163	187,960
Sanlam Ltd.	35,202	173,538
Santam Ltd.	988	23,041
Sappi Ltd.	32,589	62,750

Sasol Ltd., ADR(1)(2)	7,143	31,715
Shoprite Holdings Ltd.	9,116	148,146
Sibanye Stillwater Ltd., ADR(1)	37,920	230,933
SPAR Group Ltd.(1)(2)	12,387	76,602
Standard Bank Group Ltd.	22,266	288,836
Sun International Ltd.	7,547	17,226
Super Group Ltd.(2)	34,419	57,872
Telkom SA SOC Ltd.(1)	17,601	38,160
Thungela Resources Ltd.	5,119	26,032
Tiger Brands Ltd.	7,992	153,630
Truworths International Ltd.	14,713	60,033
Valterra Platinum Ltd.(2)	682	26,786
Vodacom Group Ltd.	14,035	107,674
We Buy Cars Holdings Ltd.	5,608	15,299
Wilson Bayly Holmes-Ovcon Ltd.	2,041	20,588
Woolworths Holdings Ltd.	30,652	99,810
		6,905,551
South Korea — 13.5%
ABLBio, Inc.(1)	211	12,365
Able C&C Co. Ltd.	294	1,510
Aekyung Chemical Co. Ltd.	51	429
Aekyung Industrial Co. Ltd.	136	1,489
Agabang & Company(1)	50	189
Ahnlab, Inc.	19	854
Alteogen, Inc.(1)	179	42,806
Amorepacific Corp.	362	35,045
Amorepacific Holdings Corp.	91	1,727
Ananti, Inc.(1)	546	2,929
APR Corp.(1)	338	28,205
Asiana Airlines, Inc.(1)	464	3,391
BGF retail Co. Ltd.	572	42,407
BH Co. Ltd.	1,247	10,983
Binggrae Co. Ltd.	363	23,794
BNK Financial Group, Inc.	11,672	93,463
Boryung	198	1,253
C&C International Co. Ltd.	14	371
Celltrion Pharm, Inc.(1)	307	10,896
Celltrion, Inc.	988	115,163
Cheil Worldwide, Inc.	2,637	35,065
Cheryong Electric Co. Ltd.	361	8,518
Chong Kun Dang Pharmaceutical Corp.	239	14,963
CJ CGV Co. Ltd.(1)	3,512	12,085
CJ CheilJedang Corp.	343	57,444
CJ Corp.	607	59,897
CJ ENM Co. Ltd.(1)	668	29,771
CJ Logistics Corp.	539	31,365
Classys, Inc.	356	14,683
Com2uSCorp	10	275
Cosmax, Inc.	204	30,990
CosmoAM&T Co. Ltd.(1)	32	758
Coway Co. Ltd.	1,976	127,067
CS Wind Corp.	584	20,856
Daeduck Electronics Co. Ltd.	911	9,873
Daesang Corp.	944	14,819
Daewoo Engineering & Construction Co. Ltd.(1)	4,463	13,630

Daewoong Co. Ltd.	646	11,859
Daewoong Pharmaceutical Co. Ltd.	130	14,950
Daishin Securities Co. Ltd.	254	4,222
Daou Data Corp.	23	283
Daou Technology, Inc.	1,743	33,899
DB HiTek Co. Ltd.	1,190	33,563
DB Insurance Co. Ltd.	1,418	103,345
Dentium Co. Ltd.	25	1,118
Devsisters Co. Ltd.(1)	4	117
DI Dong Il Corp.	416	10,033
DL E&C Co. Ltd.	1,211	42,335
DL Holdings Co. Ltd.	473	15,147
DN Automotive Corp.	25	397
Dong-A Socio Holdings Co. Ltd.	117	9,505
Dong-A ST Co. Ltd.	7	246
Dongjin Semichem Co. Ltd.	1,307	26,710
DongKook Pharmaceutical Co. Ltd.	58	712
Dongkuk Steel Mill Co. Ltd.	410	2,715
Dongsuh Cos., Inc.	652	12,270
Dongwha Enterprise Co. Ltd.(1)	30	181
Dongwon F&B Co. Ltd.	90	2,648
Dongwon Systems Corp.	48	1,079
Doosan Bobcat, Inc.	858	29,163
Doosan Co. Ltd.	29	10,232
Doosan Enerbility Co. Ltd.(1)	4,220	123,182
Doosan Tesna, Inc.	102	1,998
DoubleUGames Co. Ltd.	296	10,862
Douzone Bizon Co. Ltd.	529	21,291
Dreamtech Co. Ltd.	44	195
Duk San Neolux Co. Ltd.(1)	503	13,549
Ecopro BM Co. Ltd.(1)	76	4,930
Ecopro Co. Ltd.	44	1,360
Ecopro HN Co. Ltd.	131	2,303
Ecopro Materials Co. Ltd.(1)	3	98
E-MART, Inc.	635	41,944
EMRO, Inc.	57	1,981
EM-Tech Co. Ltd.(1)	40	325
Enchem Co. Ltd.(1)	135	6,520
Eo Technics Co. Ltd.	20	2,076
Eugene Investment & Securities Co. Ltd.	917	2,236
Eugene Technology Co. Ltd.	33	773
F&F Co. Ltd.	488	26,659
Gaonchips Co. Ltd.(1)	57	1,621
GOLFZON Co. Ltd.	55	2,621
Gradiant Corp.	37	397
Grand Korea Leisure Co. Ltd.	304	3,101
Green Cross Corp.	100	9,199
Green Cross Holdings Corp.	27	287
GS Engineering & Construction Corp.	1,714	28,115
GS Holdings Corp.	1,918	60,428
GS P&L Co. Ltd.(1)	55	1,208
GS Retail Co. Ltd.	234	2,598
HAESUNG DS Co. Ltd.	96	1,273
Han Kuk Carbon Co. Ltd.	1,396	22,201
Hana Financial Group, Inc.	7,253	381,464

Hana Materials, Inc.	30	550
Hana Micron, Inc.	116	896
Hana Tour Service, Inc.	109	4,010
Hancom, Inc.	35	593
Handsome Co. Ltd.	45	525
Hanil Cement Co. Ltd.	1,233	16,408
Hanjin Kal Corp.	212	21,633
Hankook & Co. Co. Ltd.	840	12,363
Hankook Tire & Technology Co. Ltd.	2,122	59,181
Hanmi Pharm Co. Ltd.	79	17,817
Hanmi Science Co. Ltd.	24	615
Hanmi Semiconductor Co. Ltd.	305	17,689
Hanon Systems(1)	4,193	9,168
Hansae Co. Ltd.	204	1,640
Hansol Chemical Co. Ltd.	100	9,621
Hanssem Co. Ltd.	11	335
Hanwha Aerospace Co. Ltd.	492	288,522
Hanwha Corp.	2,450	133,848
Hanwha Corp., Preference Shares	1,540	33,391
Hanwha Engine(1)	1,174	23,556
Hanwha General Insurance Co. Ltd.(1)	3,414	11,314
Hanwha Investment & Securities Co. Ltd.(1)	1,043	3,366
Hanwha Life Insurance Co. Ltd.(1)	7,300	15,627
Hanwha Ocean Co. Ltd.(1)	197	11,099
Hanwha Solutions Corp.	2,387	51,421
Hanwha Systems Co. Ltd.	1,793	58,960
Hanwha Vision Co. Ltd.(1)	493	18,582
Harim Holdings Co. Ltd.	337	2,093
HD Hyundai Co. Ltd.	1,513	122,234
HD Hyundai Construction Equipment Co. Ltd.	431	21,948
HD Hyundai Electric Co. Ltd.	369	101,031
HD Hyundai Heavy Industries Co. Ltd.(1)	303	88,722
HD Hyundai Infracore Co. Ltd.(1)	5,881	40,184
HD HYUNDAI MIPO	270	37,756
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,229	280,858
HDC Hyundai Development Co-Engineering & Construction, E Shares	1,104	18,684
Hite Jinro Co. Ltd.	1,726	25,241
HK inno N Corp.(1)	5	151
HL Mando Co. Ltd.	943	22,988
HLB, Inc.(1)	385	15,176
HMM Co. Ltd.	3,053	47,093
Hotel Shilla Co. Ltd.(1)	39	1,401
HPSP Co. Ltd.	871	13,998
HS Hyosung Advanced Materials Corp.	169	24,348
HS Hyosung Corp.(1)	3	127
Hugel, Inc.(1)	105	25,186
Humedix Co. Ltd.	436	16,823
HYBE Co. Ltd.(1)	154	29,701
Hyosung Corp.	283	12,784
Hyosung Heavy Industries Corp.	95	42,484
Hyosung TNC Corp.	95	16,716
HYUNDAI Corp.	77	1,476
Hyundai Department Store Co. Ltd.	801	41,743
Hyundai Elevator Co. Ltd.	740	40,668
Hyundai Engineering & Construction Co. Ltd.	1,632	75,426

Hyundai Glovis Co. Ltd.	1,373	112,671
Hyundai Home Shopping Network Corp.	18	712
Hyundai Marine & Fire Insurance Co. Ltd.(1)	2,008	35,422
Hyundai Mobis Co. Ltd.	972	178,183
Hyundai Motor Co.	2,321	311,097
Hyundai Rotem Co. Ltd.	731	77,374
Hyundai Steel Co.	3,624	73,921
Hyundai Wia Corp.	806	24,913
Iljin Electric Co. Ltd.	1,043	22,691
iM Financial Group Co. Ltd.	3,140	25,387
Industrial Bank of Korea	3,599	41,006
Innocean Worldwide, Inc.	219	2,884
Innox Advanced Materials Co. Ltd.	805	13,152
Intellian Technologies, Inc.	89	3,021
Interflex Co. Ltd.(1)	26	155
INTOPS Co. Ltd.	58	642
IS Dongseo Co. Ltd.	35	534
i-SENS, Inc.	6	70
IsuPetasys Co. Ltd.	1,350	37,455
JB Financial Group Co. Ltd.	3,887	53,120
Jeju Air Co. Ltd.(1)	429	2,067
Jin Air Co. Ltd.(1)	291	2,004
Jusung Engineering Co. Ltd.	981	22,222
JW Pharmaceutical Corp.	92	1,545
JYP Entertainment Corp.	732	39,593
K Car Co. Ltd.	130	1,422
Kakao Corp.	2,283	70,539
Kakao Games Corp.(1)	26	305
KakaoBank Corp.	1,312	22,305
Kakaopay Corp.(1)	516	14,144
Kangwon Land, Inc.	1,433	17,682
KB Financial Group, Inc., ADR	6,098	455,826
KC Co. Ltd.	39	628
KC Tech Co. Ltd.	25	440
KCC Corp.	141	31,374
KCC Glass Corp.	26	578
KEPCO Engineering & Construction Co., Inc.	48	2,182
KEPCO Plant Service & Engineering Co. Ltd.	677	21,161
KG Dongbusteel	272	1,246
KH Vatec Co. Ltd.	175	1,303
Kia Corp.	4,857	314,116
KISCO Corp.(1)	395	2,655
KIWOOM Securities Co. Ltd.	631	74,230
Koh Young Technology, Inc.	79	861
Kolmar Korea Co. Ltd.(1)	191	11,471
Kolon Industries, Inc.	597	14,455
Kolon Life Science, Inc.(1)	496	10,062
KoMiCo Ltd.	23	959
Korea Aerospace Industries Ltd.	537	32,532
Korea Electric Power Corp., ADR	4,863	53,736
Korea Electric Terminal Co. Ltd.	263	11,652
Korea Gas Corp.	443	13,241
Korea Investment Holdings Co. Ltd.	1,179	92,158
Korea Line Corp.(1)	2,676	3,012
Korea Petrochemical Ind Co. Ltd.	30	1,795

Korean Air Lines Co. Ltd.	6,099	99,360
Korean Reinsurance Co.	5,814	38,908
Krafton, Inc.(1)	497	132,751
KT Corp.	258	9,435
Kum Yang Co. Ltd.(1)	275	1,973
Kumho Petrochemical Co. Ltd.	283	23,675
Kumho Tire Co., Inc.(1)	6,220	20,061
Kyung Dong Navien Co. Ltd.	275	14,969
L&F Co. Ltd.(1)	43	1,780
LEENO Industrial, Inc.	1,202	34,367
LG Chem Ltd.	556	79,336
LG Corp.	985	50,599
LG Display Co. Ltd., ADR(1)	23,004	72,923
LG Electronics, Inc.	3,075	158,156
LG Energy Solution Ltd.(1)	123	25,462
LG H&H Co. Ltd.	115	27,114
LG Innotek Co. Ltd.	233	24,418
LG Uplus Corp.	10,940	101,346
LIG Nex1 Co. Ltd.	290	90,048
LigaChem Biosciences, Inc.(1)	298	24,771
Lotte Chemical Corp.	448	19,361
Lotte Chilsung Beverage Co. Ltd.	140	10,824
Lotte Corp.	1,054	22,731
Lotte Energy Materials Corp.(1)	49	782
LOTTE Fine Chemical Co. Ltd.	950	26,061
Lotte Innovate Co. Ltd.	28	384
Lotte Rental Co. Ltd.	1,093	25,848
Lotte Shopping Co. Ltd.	293	17,081
Lotte Wellfood Co. Ltd.	122	10,525
LS Corp.	373	42,948
LS Electric Co. Ltd.	192	35,055
LVMC Holdings(1)	301	412
LX International Corp.	2,035	41,687
LX Semicon Co. Ltd.	506	22,047
Mcnex Co. Ltd.	22	435
MegaStudyEdu Co. Ltd.	98	3,711
Meritz Financial Group, Inc.	2,094	169,254
Mirae Asset Securities Co. Ltd.	3,694	41,560
Misto Holdings Corp.	820	21,398
MNTech Co. Ltd.	90	491
Myoung Shin Industrial Co. Ltd.(1)	1,385	8,375
Naturecell Co. Ltd.(1)	32	603
NAVER Corp.	1,124	152,311
NCSoft Corp.	97	10,705
Neowiz(1)	67	1,242
NEPES Corp.(1)	80	454
Netmarble Corp.	277	10,243
Nexen Tire Corp.	131	637
Nexon Games Co. Ltd.(1)	58	548
NH Investment & Securities Co. Ltd.	3,355	41,856
NHN Corp.	135	1,862
NICE Information Service Co. Ltd.	1,280	13,472
NongShim Co. Ltd.	88	27,001
OCI Co. Ltd.	54	2,162
OCI Holdings Co. Ltd.	612	31,415

Orion Corp.	717	57,266
Orion Holdings Corp.	1,356	18,555
Otoki Corp.	87	25,063
Pan Ocean Co. Ltd.	14,048	37,681
Paradise Co. Ltd.	499	4,537
Park Systems Corp.	97	17,112
Partron Co. Ltd.	147	699
Pearl Abyss Corp.(1)	89	2,475
People & Technology, Inc.	263	5,980
Peptron, Inc.(1)	108	18,159
PharmaResearch Co. Ltd.	158	51,526
PI Advanced Materials Co. Ltd.	775	9,894
Poongsan Corp.	483	21,679
Posco DX Co. Ltd.	917	14,656
POSCO Future M Co. Ltd.(1)	314	26,508
POSCO Holdings, Inc., ADR	2,965	135,501
Posco International Corp.	859	30,429
Posco M-Tech Co. Ltd.	6	49
PSK, Inc.	76	1,004
Rainbow Robotics(1)	60	11,487
S&S Tech Corp.	30	700
S-1 Corp.	594	28,448
Sam Chun Dang Pharm Co. Ltd.	125	13,258
Sam Young Electronics Co. Ltd.	21	166
Samsung Biologics Co. Ltd.(1)	140	104,647
Samsung C&T Corp.	572	61,997
Samsung E&A Co. Ltd.	6,513	102,481
Samsung Electro-Mechanics Co. Ltd.	838	73,969
Samsung Electronics Co. Ltd., GDR	2,482	2,499,606
Samsung Fire & Marine Insurance Co. Ltd.	725	212,179
Samsung Heavy Industries Co. Ltd.(1)	21,414	261,533
Samsung Life Insurance Co. Ltd.	828	59,252
Samsung SDI Co. Ltd.	452	55,265
Samsung SDS Co. Ltd.	461	43,389
Samsung Securities Co. Ltd.	2,367	103,559
Samyang Foods Co. Ltd.	102	81,944
Samyang Holdings Corp.(1)	7	373
SD Biosensor, Inc.	70	592
SeAH Besteel Holdings Corp.	1,149	19,474
SeAH Steel Corp.	171	20,914
SeAH Steel Holdings Corp.	78	13,623
Sebang Global Battery Co. Ltd.	230	11,135
Seegene, Inc.	108	2,622
Seojin System Co. Ltd.(1)	35	581
Seoul Semiconductor Co. Ltd.(1)	2,106	10,016
Seoyon E-Hwa Co. Ltd.	61	507
SFA Engineering Corp.	681	10,321
SFA Semicon Co. Ltd.(1)	40	87
SHIFT UP Corp.(1)	246	9,001
Shinhan Financial Group Co. Ltd., ADR	8,440	349,922
Shinsegae International, Inc.	30	237
Shinsegae, Inc.	419	53,965
Shinsung E&G Co. Ltd.(1)	120	123
Silicon2 Co. Ltd.(1)	58	1,979
SIMMTECH Co. Ltd.	8	104

SK Biopharmaceuticals Co. Ltd.(1)	328	22,105
SK Bioscience Co. Ltd.(1)	362	11,841
SK Chemicals Co. Ltd.	304	12,635
SK Discovery Co. Ltd.	111	3,766
SK Gas Ltd.	78	12,008
SK Hynix, Inc.	7,731	1,140,408
SK IE Technology Co. Ltd.(1)	4	62
SK Innovation Co. Ltd.	1,353	87,663
SK Networks Co. Ltd.	7,911	23,686
SK oceanplant Co. Ltd.(1)	1,034	14,387
SK Telecom Co. Ltd., ADR	3,250	66,755
SK, Inc.	582	68,915
SKC Co. Ltd.(1)	152	9,786
SL Corp.	1,005	23,087
SM Entertainment Co. Ltd.	238	22,095
SNT Dynamics Co. Ltd.	260	7,904
SNT Motiv Co. Ltd.	670	14,334
S-Oil Corp.	1,641	64,598
SOLUM Co. Ltd.(1)	339	3,766
Solus Advanced Materials Co. Ltd.	10	62
Soop Co. Ltd.	253	15,508
Soulbrain Co. Ltd.	125	14,395
Soulbrain Holdings Co. Ltd.	67	1,416
SPG Co. Ltd.(1)	13	226
Studio Dragon Corp.(1)	441	15,245
Sung Kwang Bend Co. Ltd.	1,005	18,818
Sungwoo Hitech Co. Ltd.	475	1,926
Synopex, Inc.(1)	642	3,020
Taekwang Industrial Co. Ltd.	1	705
Taewoong Co. Ltd.(1)	96	1,592
Taihan Electric Wire Co. Ltd.(1)	946	8,744
TechWing, Inc.	365	8,745
TES Co. Ltd.	1,455	23,546
TK Corp.	1,012	13,622
TKG Huchems Co. Ltd.	250	2,946
Tokai Carbon Korea Co. Ltd.	180	11,400
Tongyang Life Insurance Co. Ltd.(1)	2,556	10,252
Tway Air Co. Ltd.(1)	5,814	8,580
Unid Co. Ltd.	73	4,809
VT Co. Ltd.(1)	603	17,784
Webzen, Inc.	842	8,444
Won Tech Co. Ltd.	40	269
WONIK IPS Co. Ltd.	58	955
Wonik QnC Corp.	34	405
Woori Financial Group, Inc.	17,460	243,634
Wysiwyg Studios Co. Ltd.(1)	260	239
YC Corp.(1)	80	556
YG Entertainment, Inc.	24	1,409
Youngone Corp.	983	43,190
Youngone Holdings Co. Ltd.	249	21,803
Yuhan Corp.	436	32,958
		15,096,699
Taiwan — 25.5%
Abico Avy Co. Ltd.	2,000	1,994
Ability Enterprise Co. Ltd.	2,000	3,338

AcBel Polytech, Inc.	34,000	29,571
Accton Technology Corp.	10,000	244,017
Acer, Inc.	24,000	27,471
ACES Electronic Co. Ltd.(1)	9,000	15,494
Acter Group Corp. Ltd.	4,000	50,188
ADATA Technology Co. Ltd.	17,000	52,181
Advanced International Multitech Co. Ltd.	8,000	17,747
Advancetek Enterprise Co. Ltd.	14,000	32,706
Advantech Co. Ltd.	1,000	11,255
AIC, Inc.	1,000	10,688
Airtac International Group	2,000	61,370
Allied Supreme Corp.	1,000	8,135
Alltek Technology Corp.	10,000	12,556
Alltop Technology Co. Ltd.	1,000	7,512
Altek Corp.	13,000	17,240
Ambassador Hotel	2,000	3,101
AMPOC Far-East Co. Ltd.	1,000	3,211
AmTRAN Technology Co. Ltd.	7,350	3,409
Anpec Electronics Corp.	2,000	10,721
APAQ Technology Co. Ltd.	2,000	6,888
APCB, Inc.	1,000	478
Apex International Co. Ltd.(1)	6,852	4,974
Arcadyan Technology Corp.	9,000	63,572
Ardentec Corp.	31,000	78,362
ASE Technology Holding Co. Ltd., ADR	29,905	280,509
Asia Cement Corp.	54,000	75,055
Asia Optical Co., Inc.	10,000	43,836
Asia Tech Image, Inc.	4,000	12,301
Asia Vital Components Co. Ltd.	1,000	20,075
Asustek Computer, Inc.	3,000	61,679
AUO Corp.(1)	96,000	40,787
Avalue Technology, Inc.	4,000	13,109
Axiomtek Co. Ltd.	5,000	15,150
Azurewave Technologies, Inc.	9,000	15,690
Bafang Yunji International Co. Ltd.	2,000	13,167
Bank of Kaohsiung Co. Ltd.	2,060	812
BES Engineering Corp.	4,000	1,466
Bin Chuan Enterprise Co. Ltd.	5,000	8,074
Bizlink Holding, Inc.	5,000	104,976
Bonny Worldwide Ltd.(1)	2,000	11,475
Brighton-Best International Taiwan, Inc.	17,000	19,082
Brillian Network & Automation Integrated System Co. Ltd.	2,000	14,878
Browave Corp.	1,000	5,271
Caliway Biopharmaceuticals Co. Ltd.(1)	1,000	28,946
Capital Futures Corp.	1,000	1,674
Capital Securities Corp.	86,000	71,045
Career Technology MFG. Co. Ltd.(1)	2,000	799
Caswell, Inc.	1,000	3,099
Catcher Technology Co. Ltd.	11,000	76,434
Cathay Financial Holding Co. Ltd.	186,000	367,944
Center Laboratories, Inc.(1)	1,000	1,340
Central Reinsurance Co. Ltd.	17,000	14,056
Century Iron & Steel Industrial Co. Ltd.	2,000	11,849
Chailease Holding Co. Ltd.	8,020	32,218
Chang Hwa Commercial Bank Ltd.	169,544	102,767

Chang Wah Electromaterials, Inc.	3,000	4,772
Chang Wah Technology Co. Ltd.	8,000	9,224
Channel Well Technology Co. Ltd.	11,000	29,863
Charoen Pokphand Enterprise	10,000	36,988
Chen Full International Co. Ltd.	1,000	1,461
Chenbro Micom Co. Ltd.	3,000	31,632
Cheng Loong Corp.	4,000	2,378
Cheng Mei Materials Technology Corp.(1)	6,000	2,610
Cheng Shin Rubber Industry Co. Ltd.	52,000	87,641
Cheng Uei Precision Industry Co. Ltd.	13,000	21,963
Chenming Electronic Technology Corp.	2,000	6,371
Chicony Electronics Co. Ltd.	7,000	39,054
Chicony Power Technology Co. Ltd.	1,000	4,221
Chien Kuo Construction Co. Ltd.	12,600	11,775
China Airlines Ltd.	137,000	100,260
China Container Terminal Corp.	1,000	969
China Glaze Co. Ltd.	1,000	560
China Man-Made Fiber Corp.(1)	43,000	9,510
China Metal Products	3,000	2,591
China Motor Corp.	2,000	4,488
China Petrochemical Development Corp.(1)	194,000	44,573
China Steel Corp.	340,000	223,077
China Wire & Cable Co. Ltd.	1,000	1,238
Chinese Maritime Transport Ltd.	1,000	1,524
Chin-Poon Industrial Co. Ltd.	14,000	15,475
Chipbond Technology Corp.(1)	31,000	66,639
ChipMOS Technologies, Inc.	19,000	17,851
Chong Hong Construction Co. Ltd.	10,000	30,420
Chroma ATE, Inc.	2,000	22,055
Chun Yuan Steel Industry Co. Ltd.	20,000	13,284
Chung Hung Steel Corp.	1,000	522
Chung-Hsin Electric & Machinery Manufacturing Corp.	5,000	24,957
Chunghwa Telecom Co. Ltd., ADR	5,551	241,358
Cleanaway Co. Ltd.	5,000	32,286
Clevo Co.	18,000	29,388
CMC Magnetics Corp.(1)	37,000	10,084
Collins Co. Ltd.	1,000	528
Compal Electronics, Inc.	173,000	163,962
Compeq Manufacturing Co. Ltd.	40,000	80,150
Compucase Enterprise	7,000	16,015
Concord International Securities Co. Ltd.	4,838	2,105
Concord Securities Co. Ltd.	8,400	3,270
Continental Holdings Corp.	3,000	2,380
Contrel Technology Co. Ltd.	1,000	1,205
Coretronic Corp.	8,000	15,176
Creative Sensor, Inc.	5,400	8,722
Cryomax Cooling System Corp.	1,143	1,127
CSBC Corp. Taiwan(1)	1,000	546
CTBC Financial Holding Co. Ltd.	443,000	598,015
CTCI Corp.	6,000	5,331
Cub Elecparts, Inc.	4,000	11,027
CviLux Corp.	1,000	1,594
CyberPower Systems, Inc.	3,000	25,568
Da-Li Development Co. Ltd.	11,591	19,166
Darfon Electronics Corp.	2,000	2,456

Darwin Precisions Corp.	3,000	1,122
Daxin Materials Corp.	3,000	20,626
De Licacy Industrial Co. Ltd.	21,000	9,489
Delta Electronics, Inc.	3,000	36,865
Depo Auto Parts Ind Co. Ltd.	3,000	17,945
DFI, Inc.	1,000	2,164
Dimerco Express Corp.	1,000	2,776
D-Link Corp.	17,000	10,268
Dynamic Holding Co. Ltd.	9,000	12,353
Dynapack International Technology Corp.(1)	6,000	40,021
E Ink Holdings, Inc.	3,000	20,928
E.Sun Financial Holding Co. Ltd.	244,340	241,660
Eastech Holding Ltd.	1,000	2,985
Eclat Textile Co. Ltd.(1)	4,000	56,856
Edimax Technology Co. Ltd.(1)	11,000	7,310
Edom Technology Co. Ltd.	6,000	5,253
Elan Microelectronics Corp.	12,000	54,519
Elite Material Co. Ltd.	2,000	49,126
Elitegroup Computer Systems Co. Ltd.	1,000	605
eMemory Technology, Inc.	1,000	79,532
Ennostar, Inc.(1)	26,000	30,278
Eson Precision Ind Co. Ltd.	6,000	9,696
Eternal Materials Co. Ltd.	45,000	38,742
Eva Airways Corp.	80,000	108,083
Evergreen International Storage & Transport Corp.	22,000	25,208
Evergreen Marine Corp. Taiwan Ltd.	22,000	177,739
EVERGREEN Steel Corp.	5,000	14,954
Everlight Chemical Industrial Corp.	15,000	8,772
Everlight Electronics Co. Ltd.	17,000	45,702
Evertop Wire Cable Corp.	2,000	1,756
Far Eastern Department Stores Ltd.	37,000	28,587
Far Eastern International Bank	99,961	42,895
Far Eastern New Century Corp.	95,000	103,423
Far EasTone Telecommunications Co. Ltd.	32,000	91,890
Farglory Land Development Co. Ltd.	6,000	12,186
Feedback Technology Corp.	1,000	3,576
Feng Hsin Steel Co. Ltd.	8,000	16,767
Feng TAY Enterprise Co. Ltd.	15,000	60,491
First Financial Holding Co. Ltd.	250,690	225,031
First Hi-Tec Enterprise Co. Ltd.	4,000	23,597
First Insurance Co. Ltd.	14,000	12,902
FIT Holding Co. Ltd.	7,000	11,767
Fitipower Integrated Technology, Inc.	3,000	21,264
FLEXium Interconnect, Inc.(1)	2,000	3,580
Flytech Technology Co. Ltd.	1,000	3,711
FocalTech Systems Co. Ltd.	6,000	12,323
Forest Water Environment Engineering Co. Ltd.(1)	1,032	1,144
Formosa Chemicals & Fibre Corp.	1,000	792
Formosa International Hotels Corp.	4,000	25,963
Formosa Taffeta Co. Ltd.	30,000	16,164
Formosan Union Chemical	10,000	6,030
Fortune Electric Co. Ltd.	1,100	16,501
Foxconn Technology Co. Ltd.	43,000	85,854
Foxsemicon Integrated Technology, Inc.	2,000	19,728
Franbo Lines Corp.	20,000	13,568

FSP Technology, Inc.	8,000	16,287
Fu Hua Innovation Co. Ltd.	1,040	1,205
Fubon Financial Holding Co. Ltd.	188,200	496,111
Fulgent Sun International Holding Co. Ltd.	1,039	3,556
Fusheng Precision Co. Ltd.	3,000	34,795
Galaxy Software Services Corp.	3,000	16,246
Gallant Precision Machining Co. Ltd.	2,000	5,099
Gamania Digital Entertainment Co. Ltd.	1,000	2,442
Gemtek Technology Corp.	12,000	10,512
General Interface Solution GIS Holding Ltd.(1)	5,000	7,737
Genesys Logic, Inc.	3,000	16,632
Genius Electronic Optical Co. Ltd.	4,000	51,893
GeoVision, Inc.	890	1,465
Getac Holdings Corp.(1)	10,000	40,073
Giant Manufacturing Co. Ltd.	7,000	27,703
Giantplus Technology Co. Ltd.	1,000	417
Gigabyte Technology Co. Ltd.	3,000	27,002
Gigastorage Corp.(1)	1,000	400
Global Brands Manufacture Ltd.	20,000	57,216
Global Lighting Technologies, Inc.	6,000	8,255
Global Mixed Mode Technology, Inc.	3,000	22,261
Global PMX Co. Ltd.	3,000	9,371
Global Unichip Corp.	2,000	75,639
Globaltek Fabrication Co. Ltd.	1,000	1,933
Globe Union Industrial Corp.	4,000	1,438
Gloria Material Technology Corp.	4,000	5,734
GMI Technology, Inc.	2,000	3,320
Gold Circuit Electronics Ltd.	14,000	119,127
Goldsun Building Materials Co. Ltd.	22,000	30,420
Gordon Auto Body Parts	11,000	11,414
Gourmet Master Co. Ltd.	4,000	12,300
Grand Fortune Securities Co. Ltd.	3,000	1,223
Grand Pacific Petrochemical(1)	31,000	10,911
Grape King Bio Ltd.	7,000	31,234
Great Wall Enterprise Co. Ltd.	32,000	67,791
Greatek Electronics, Inc.	18,000	33,959
Hannstar Board Corp.	16,840	33,579
HannStar Display Corp.(1)	2,000	487
HannsTouch Holdings Co.(1)	31,000	6,793
Hanpin Electron Co. Ltd.	8,000	12,461
HD Renewable Energy Co. Ltd.	2,049	15,729
Highwealth Construction Corp.	36,300	48,053
Hiwin Technologies Corp.	3,000	22,035
Hiyes International Co. Ltd.	3,297	13,467
Ho Tung Chemical Corp.	10,000	2,630
Holdings-Key Electric Wire & Cable Co. Ltd.	1,000	1,595
Holy Stone Enterprise Co. Ltd.	5,000	14,207
Hon Hai Precision Industry Co. Ltd.	213,000	1,084,732
Hong Ho Precision Textile Co. Ltd.	1,000	881
Hong Pu Real Estate Development Co. Ltd.	1,000	1,015
Hong TAI Electric Industrial	2,000	2,205
Horizon Securities Co. Ltd.	1,000	353
Hotai Finance Co. Ltd.	4,000	9,246
Hotai Motor Co. Ltd.	5,000	105,790
Hsin Ba Ba Corp.	2,041	5,473

Hu Lane Associate, Inc.	2,050	9,434
Hua Nan Financial Holdings Co. Ltd.	182,510	159,683
Huaku Development Co. Ltd.	1,100	4,112
Huang Hsiang Construction Corp.	7,000	12,218
Hung Sheng Construction Ltd.	17,000	14,383
Hwa Fong Rubber Industrial Co. Ltd.	2,000	1,167
Hwacom Systems, Inc.	2,000	1,383
Hwang Chang General Contractor Co. Ltd.	3,159	9,340
IBF Financial Holdings Co. Ltd.	5,123	2,123
Ichia Technologies, Inc.	8,000	10,505
I-Chiun Precision Industry Co. Ltd.	1,000	2,627
IEI Integration Corp.	1,000	2,770
In Win Development, Inc.(1)	1,000	3,102
Infortrend Technology, Inc.	3,000	2,320
Innolux Corp.	285,720	114,755
Inpaq Technology Co. Ltd.	5,000	11,853
Integrated Service Technology, Inc.	3,000	10,466
International Games System Co. Ltd.	5,000	139,238
Inventec Corp.	22,000	30,461
Iron Force Industrial Co. Ltd.	1,000	3,143
ITE Technology, Inc.	8,000	35,623
ITEQ Corp.	5,000	14,448
ITH Corp.(1)	8,000	15,093
Jarllytec Co. Ltd.	1,000	3,892
Jetway Information Co. Ltd.	750	1,083
Jetwell Computer Co. Ltd.	2,000	13,459
Johnson Health Tech Co. Ltd.	4,000	19,567
JPC connectivity, Inc.	3,000	14,104
Kaimei Electronic Corp.	8,000	15,963
Kedge Construction Co. Ltd.	1,020	2,723
KEE TAI Properties Co. Ltd.	24,360	10,845
Kenda Rubber Industrial Co. Ltd.	6,000	4,740
Kerry TJ Logistics Co. Ltd.	2,000	2,438
Keystone Microtech Corp.	1,000	10,695
Kindom Development Co. Ltd.	20,000	36,698
King Yuan Electronics Co. Ltd.	34,000	107,720
King's Town Bank Co. Ltd.	32,000	53,285
Kinik Co.	1,000	9,201
Kinpo Electronics	38,000	26,664
Kinsus Interconnect Technology Corp.	5,000	13,322
KS Terminals, Inc.	5,000	9,098
Kung Long Batteries Industrial Co. Ltd.	1,000	4,789
Kung Sing Engineering Corp.(1)	30,000	12,734
Kuo Toong International Co. Ltd.	2,000	3,646
Kuo Yang Construction Co. Ltd.	2,000	1,311
L&K Engineering Co. Ltd.	10,000	82,572
Lanner Electronics, Inc.	1,000	2,642
Largan Precision Co. Ltd.	1,000	76,035
Lemtech Holdings Co. Ltd.	3,000	8,296
Leo Systems, Inc.	1,000	980
Li Peng Enterprise Co. Ltd.(1)	2,000	416
Lien Hwa Industrial Holdings Corp.	1,080	1,619
Lingsen Precision Industries Ltd.(1)	1,000	469
Lion Travel Service Co. Ltd.	4,000	21,948
Lite-On Technology Corp.	5,000	16,704

Long Bon International Co. Ltd.(1)	5,000	2,941
Longchen Paper & Packaging Co. Ltd.(1)	3,000	861
Longwell Co.	1,000	3,170
Lotes Co. Ltd.	1,000	42,705
Lotus Pharmaceutical Co. Ltd.	4,000	30,983
Lumax International Corp. Ltd.	5,000	16,959
Lung Yen Life Service Corp.(1)	9,000	18,521
Macnica Anstek, Inc.	6,000	16,418
Macnica Galaxy, Inc.	1,000	3,263
Macronix International Co. Ltd.	20,000	14,148
Makalot Industrial Co. Ltd.	11,020	100,524
Marketech International Corp.	6,000	34,193
Materials Analysis Technology, Inc.	3,000	14,364
MediaTek, Inc.	34,000	1,395,992
Mega Financial Holding Co. Ltd.	237,180	312,813
Mercuries & Associates Holding Ltd.(1)	23,000	9,934
Mercuries Life Insurance Co. Ltd.(1)	70,000	12,213
Merida Industry Co. Ltd.	4,000	15,582
Merry Electronics Co. Ltd.	5,000	20,865
Micro-Star International Co. Ltd.	7,000	32,854
Mildef Crete, Inc.	5,000	18,166
MIN AIK Technology Co. Ltd.	2,000	1,505
Mirle Automation Corp.	6,000	11,613
Mitac Holdings Corp.(1)	26,000	50,753
momo.com, Inc.	2,000	20,122
Motech Industries, Inc.	10,000	6,538
MPI Corp.	1,000	26,129
MSSCORPS Co. Ltd.	2,000	8,020
My Humble House Hospitality Management Consulting(1)	1,000	1,413
Namchow Holdings Co. Ltd.	2,000	3,129
Nan Pao Resins Chemical Co. Ltd.	1,000	11,652
Nan Ya Plastics Corp.	9,000	8,533
Nantex Industry Co. Ltd.	6,000	4,907
Nanya Technology Corp.(1)	45,000	66,940
Netronix, Inc.	3,000	11,836
Nexcom International Co. Ltd.	1,000	2,604
Nichidenbo Corp.	1,000	2,555
Nien Made Enterprise Co. Ltd.	4,000	57,231
Nova Technology Corp.	2,000	11,068
Novatek Microelectronics Corp.	6,000	102,182
O-Bank Co. Ltd.	39,000	12,262
Ocean Plastics Co. Ltd.	9,000	11,003
Optimax Technology Corp.	1,000	957
Orient Semiconductor Electronics Ltd.	18,000	22,168
Pacific Construction Co.	3,000	1,054
Pan Jit International, Inc.	6,000	9,999
Pan-International Industrial Corp.	8,000	10,113
Pegatron Corp.	37,000	102,355
Pegavision Corp.	2,000	22,589
PharmaEngine, Inc.	5,000	14,985
PharmaEssentia Corp.(1)	1,000	16,500
Phison Electronics Corp.	2,000	33,375
Phoenix Silicon International Corp.	8,000	36,345
Planet Technology Corp.	2,000	10,141
Podak Co. Ltd.	1,050	1,651

Pou Chen Corp.	76,000	78,405
Powerchip Semiconductor Manufacturing Corp.(1)	12,000	6,112
Powertech Technology, Inc.	32,000	122,996
Poya International Co. Ltd.	3,000	50,110
President Chain Store Corp.	10,000	85,156
President Securities Corp.	34,000	25,601
Primax Electronics Ltd.	19,000	49,058
Prince Housing & Development Corp.	7,000	2,227
Promate Electronic Co. Ltd.	6,000	14,506
Prosperity Dielectrics Co. Ltd.	1,000	1,251
Qisda Corp.	1,000	890
Quanta Computer, Inc.(1)	47,000	415,781
Quanta Storage, Inc.	7,000	19,618
Radiant Opto-Electronics Corp.	14,000	68,335
Radium Life Tech Co. Ltd.(1)	39,000	17,574
Raydium Semiconductor Corp.	4,000	45,061
Realtek Semiconductor Corp.	15,000	267,470
Rechi Precision Co. Ltd.	17,000	16,699
Rich Development Co. Ltd.	8,240	2,543
Ritek Corp.(1)	15,000	4,953
Ruentex Development Co. Ltd.	31,000	30,673
Ruentex Engineering & Construction Co.	1,400	8,317
Ruentex Industries Ltd.	14,000	23,477
Run Long Construction Co. Ltd.	2,200	2,196
San Fang Chemical Industry Co. Ltd.	9,000	11,447
San Far Property Ltd.	1,000	698
Sanyang Motor Co. Ltd.	21,000	49,074
Savior Lifetec Corp.	1,000	712
Scientech Corp.	1,000	9,323
SDI Corp.	1,000	2,316
Senao Networks, Inc.	2,000	11,536
Sercomm Corp.	15,000	48,167
Sesoda Corp.	10,000	11,100
Shanghai Commercial & Savings Bank Ltd.	101,000	156,349
ShenMao Technology, Inc.	1,000	2,119
Shih Her Technologies, Inc.	3,000	12,497
Shih Wei Navigation Co. Ltd.(1)	2,000	1,115
Shin Kong Financial Holding Co. Ltd.(1)	463,665	185,259
Shin Ruenn Development Co. Ltd.	5,000	10,544
Shin Zu Shing Co. Ltd.	1,000	5,896
Shining Building Business Co. Ltd.(1)	3,000	993
Shinkong Insurance Co. Ltd.	9,000	31,362
Shinkong Synthetic Fibers Corp.	30,000	12,969
Shiny Chemical Industrial Co. Ltd.	3,000	14,975
Shuttle, Inc.	1,000	547
Sigurd Microelectronics Corp.	27,000	68,828
Silicon Integrated Systems Corp.	10,650	16,746
Simplo Technology Co. Ltd.	6,000	74,490
Sinbon Electronics Co. Ltd.	3,000	22,990
Sincere Navigation Corp.	19,000	14,951
Singatron Enterprise Co. Ltd.	1,000	782
Sino-American Silicon Products, Inc.	5,000	18,662
Sinon Corp.	12,000	17,171
SinoPac Financial Holdings Co. Ltd.	266,750	202,913
Sirtec International Co. Ltd.	1,000	968

Siward Crystal Technology Co. Ltd.	1,000	748
Solar Applied Materials Technology Corp.	1,000	1,912
Speed Tech Corp.	9,000	13,103
Sporton International, Inc.	4,000	24,332
Sports Gear Co. Ltd.	5,000	19,361
St. Shine Optical Co. Ltd.	3,000	16,731
Standard Chemical & Pharmaceutical Co. Ltd.	1,000	1,945
Standard Foods Corp.	3,000	3,413
Stark Technology, Inc.	4,000	22,094
Starlux Airlines Co. Ltd.(1)	27,000	23,104
SunMax Biotechnology Co. Ltd.	1,000	13,340
Sunonwealth Electric Machine Industry Co. Ltd.	2,000	6,839
Sunplus Innovation Technology, Inc.	2,000	8,467
Sunplus Technology Co. Ltd.(1)	1,000	657
Sunrex Technology Corp.	8,000	13,892
Sunspring Metal Corp.	9,000	7,561
Sunty Development Co. Ltd.	3,000	1,545
Superalloy Industrial Co. Ltd.	14,000	26,077
Supreme Electronics Co. Ltd.	17,000	27,946
Symtek Automation Asia Co. Ltd.	1,000	5,680
Syncmold Enterprise Corp.	4,000	10,179
Synnex Technology International Corp.	54,000	127,411
Syscom Computer Engineering Co.	1,000	1,943
TA Chen Stainless Pipe	71,000	83,596
Ta Ya Electric Wire & Cable	1,050	1,310
Taichung Commercial Bank Co. Ltd.	157,680	107,553
TaiDoc Technology Corp.	1,000	4,622
Taiflex Scientific Co. Ltd.	7,045	10,925
Tainan Spinning Co. Ltd.	9,000	4,077
Taishin Financial Holding Co. Ltd.	307,000	174,724
TaiSol Electronics Co. Ltd.	1,000	1,794
Taisun Enterprise Co. Ltd.(1)	1,000	706
TAI-TECH Advanced Electronics Co. Ltd.	1,000	3,475
Taiwan Business Bank	241,175	117,883
Taiwan Cogeneration Corp.	1,000	1,506
Taiwan Cooperative Financial Holding Co. Ltd.	231,140	184,737
Taiwan Fertilizer Co. Ltd.	7,000	12,138
Taiwan Fire & Marine Insurance Co. Ltd.	11,000	12,644
Taiwan FU Hsing Industrial Co. Ltd.	2,000	3,345
Taiwan Glass Industry Corp.(1)	3,000	1,527
Taiwan High Speed Rail Corp.	75,000	68,461
Taiwan Hon Chuan Enterprise Co. Ltd.	5,111	24,868
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	9,000	10,750
Taiwan Mobile Co. Ltd.	18,000	68,266
Taiwan Navigation Co. Ltd.	2,000	1,933
Taiwan Paiho Ltd.	13,000	24,985
Taiwan Sakura Corp.	5,000	14,178
Taiwan Secom Co. Ltd.	8,000	31,416
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	43,672	8,442,671
Taiwan Surface Mounting Technology Corp.	11,000	39,726
Taiwan Takisawa Technology Co. Ltd.	1,000	1,553
Tatung Co. Ltd.(1)	21,000	28,970
Tatung System Technologies, Inc.	1,000	2,656
TBI Motion Technology Co. Ltd.(1)	8,000	10,657
TCC Group Holdings Co. Ltd.	94,000	91,740

TCI Co. Ltd.	5,000	21,063
Team Group, Inc.(1)	3,000	7,164
Teco Electric & Machinery Co. Ltd.	34,000	59,164
Test Research, Inc.	5,000	18,510
Thinking Electronic Industrial Co. Ltd.	2,000	9,104
Thye Ming Industrial Co. Ltd.	7,000	16,121
Tigerair Taiwan Co. Ltd.(1)	9,000	28,778
Ton Yi Industrial Corp.	57,000	38,947
Tong Yang Industry Co. Ltd.	20,000	86,273
Tong-Tai Machine & Tool Co. Ltd.	12,000	10,263
Top Bright Holding Co. Ltd.	3,000	15,011
Topco Scientific Co. Ltd.	8,000	69,105
Topkey Corp.	3,000	19,370
Topoint Technology Co. Ltd.	9,000	8,603
TPK Holding Co. Ltd.(1)	7,000	7,116
Tripod Technology Corp.	21,000	148,270
Trusval Technology Co. Ltd.	1,023	6,779
TSRC Corp.	17,000	10,331
Ttet Union Corp.	2,000	11,006
TTY Biopharm Co. Ltd.	1,000	2,502
Tung Ho Steel Enterprise Corp.	19,000	40,752
Tung Thih Electronic Co. Ltd.	5,000	10,461
TXC Corp.	10,000	31,110
TYC Brother Industrial Co. Ltd.	8,000	12,360
Tyntek Corp.	13,000	7,175
UDE Corp.	5,000	14,627
U-Ming Marine Transport Corp.	24,000	44,645
Unic Technology Corp.	1,000	965
Unimicron Technology Corp.	5,000	17,309
Union Bank of Taiwan	47,490	27,132
Union Insurance Co. Ltd.(1)	1,000	874
Uni-President Enterprises Corp.	102,000	269,692
Unitech Printed Circuit Board Corp.(1)	31,000	26,128
United Integrated Services Co. Ltd.	2,000	36,734
United Microelectronics Corp.	169,000	260,212
Univacco Technology, Inc.	1,000	1,671
Universal Cement Corp.	4,080	4,186
Universal Vision Biotechnology Co. Ltd.	3,000	20,856
Utechzone Co. Ltd.	3,000	8,448
Vanguard International Semiconductor Corp.	22,921	63,260
Vizionfocus, Inc.	2,000	13,829
Voltronic Power Technology Corp.	1,000	44,563
Wah Lee Industrial Corp.	3,000	10,689
Walsin Lihwa Corp.	23,000	16,463
Walsin Technology Corp.	5,000	13,430
Walton Advanced Engineering, Inc.	3,000	1,292
Wan Hai Lines Ltd.	23,000	82,268
We & Win Development Co. Ltd.(1)	1,000	411
We&Win Diversification Co. Ltd.(1)	9,000	6,327
Weikeng Industrial Co. Ltd.	1,000	1,084
Well Shin Technology Co. Ltd.	1,000	1,919
Wholetech System Hitech Ltd.	3,000	9,226
Win Semiconductors Corp.(1)	14,000	39,453
Winbond Electronics Corp.(1)	140,000	81,300
Winstek Semiconductor Co. Ltd.	1,000	3,107

Wisdom Marine Lines Co. Ltd.	23,000	49,186
Wistron Corp.	81,000	308,683
WNC Corp.	18,000	72,993
Wonderful Hi-Tech Co. Ltd.	2,000	2,651
Wowprime Corp.	4,000	33,486
WPG Holdings Ltd.	2,000	4,658
WT Microelectronics Co. Ltd.	7,000	28,579
WUS Printed Circuit Co. Ltd.	2,000	2,837
XinTec, Inc.	3,000	13,721
Xxentria Technology Materials Corp.	1,090	1,792
Yageo Corp.	2,194	35,177
Yang Ming Marine Transport Corp.	66,000	173,635
Yankey Engineering Co. Ltd.	1,000	14,469
Yem Chio Co. Ltd.	3,000	1,620
Yen Sun Technology Corp.(1)	1,000	1,396
YFY, Inc.	44,000	40,412
Yieh Phui Enterprise Co. Ltd.	38,040	19,216
Young Fast Optoelectronics Co. Ltd.	1,000	1,782
Youngtek Electronics Corp.	1,000	2,039
Yuanta Financial Holding Co. Ltd.	264,160	273,762
Yuanta Futures Co. Ltd.	1,000	2,800
Yulon Finance Corp.	7,000	25,679
Yulon Motor Co. Ltd.	1,000	1,210
Yungshin Construction & Development Co. Ltd.	1,000	4,270
YungShin Global Holding Corp.	6,000	12,248
Zenitron Corp.	1,000	1,123
Zhen Ding Technology Holding Ltd.	29,000	98,420
Zig Sheng Industrial Co. Ltd.(1)	1,000	313
Zippy Technology Corp.	1,000	1,798
		28,449,240
Thailand — 2.5%
Advanced Info Service PCL, NVDR	22,300	193,962
AEON Thana Sinsap Thailand PCL, NVDR	3,600	11,287
Airports of Thailand PCL, NVDR	27,700	28,006
Amata Corp. PCL, NVDR	52,000	22,979
AP Thailand PCL, NVDR	98,700	20,426
Asia Aviation PCL, NVDR(1)	117,800	4,232
Asian Sea Corp. PCL, NVDR	25,500	5,435
Asset World Corp. PCL, NVDR	95,600	5,751
B Grimm Power PCL, NVDR	5,600	1,655
Bangchak Corp. PCL, NVDR	68,900	75,951
Bangchak Sriracha PCL, NVDR	41,600	6,321
Bangkok Airways PCL, NVDR	31,200	13,191
Bangkok Chain Hospital PCL, NVDR	35,800	14,923
Bangkok Dusit Medical Services PCL, NVDR	161,800	105,809
Bangkok Expressway & Metro PCL, NVDR	165,400	26,940
Bangkok Life Assurance PCL, NVDR	18,800	9,386
Banpu PCL, NVDR	495,400	69,942
BCPG PCL, NVDR	78,700	14,738
BTS Group Holdings PCL, NVDR(1)	112,900	15,313
Bumrungrad Hospital PCL, NVDR	10,700	45,568
Cal-Comp Electronics Thailand PCL, NVDR	347,300	58,050
Carabao Group PCL, NVDR	14,500	25,946
Central Pattana PCL, NVDR	46,400	64,089
Central Plaza Hotel PCL, NVDR	11,200	7,354

Central Retail Corp. PCL, NVDR	44,700	25,413
CH Karnchang PCL, NVDR	73,200	33,212
Charoen Pokphand Foods PCL, NVDR	95,400	71,101
Chularat Hospital PCL, NVDR	190,700	9,058
CK Power PCL, NVDR	44,500	3,790
Com7 PCL, NVDR	68,000	41,155
CP ALL PCL, NVDR	44,500	63,601
CP Axtra PCL, NVDR	5,539	3,163
Delta Electronics Thailand PCL, NVDR	35,600	112,330
Dohome PCL, NVDR	8,495	915
Electricity Generating PCL, NVDR	7,700	24,813
Erawan Group PCL, NVDR	89,800	5,737
GFPT PCL, NVDR	21,900	6,604
Global Power Synergy PCL, NVDR	8,200	8,075
Gulf Development PCL, NVDR(1)	35,549	48,731
Gunkul Engineering PCL, NVDR	231,100	10,257
Home Product Center PCL, NVDR	219,000	51,267
Ichitan Group PCL, NVDR	31,000	9,630
Indorama Ventures PCL, NVDR	42,300	26,142
IRPC PCL, NVDR	392,100	9,790
Jasmine International PCL, NVDR(1)	8,000	387
Jaymart Group Holdings PCL, NVDR	31,600	5,998
Karmarts PCL, NVDR	8,600	1,910
Kasikornbank PCL, NVDR	12,200	57,223
KCE Electronics PCL, NVDR	35,900	17,234
Kiatnakin Phatra Bank PCL, NVDR	3,700	5,131
Krung Thai Bank PCL, NVDR	120,200	81,182
Krungthai Card PCL, NVDR	19,000	22,255
Land & Houses PCL, NVDR	44,600	5,456
Major Cineplex Group PCL, NVDR	28,200	7,740
Malee Group PCL, NVDR	5,600	1,311
MBK PCL, NVDR	28,000	14,831
MC Group PCL, NVDR	14,100	4,289
Mega Lifesciences PCL, NVDR	18,800	14,626
Minor International PCL, NVDR	95,200	71,867
MK Restaurants Group PCL, NVDR	3,500	1,514
Muangthai Capital PCL, NVDR	32,000	40,608
Osotspa PCL, NVDR	30,900	14,928
Plan B Media PCL, NVDR	34,100	5,713
Praram 9 Hospital PCL, NVDR	14,200	10,427
Precious Shipping PCL, NVDR	55,700	10,949
PRG Corp. PCL, NVDR	2,000	429
Prima Marine PCL, NVDR	89,700	15,293
PTG Energy PCL, NVDR	119,300	22,882
PTT Exploration & Production PCL, NVDR	32,600	97,139
PTT Global Chemical PCL, NVDR	55,600	35,166
PTT Oil & Retail Business PCL, NVDR	55,800	20,010
PTT PCL, NVDR	193,900	175,534
Quality Houses PCL, NVDR	249,200	10,849
R&B Food Supply PCL, NVDR	5,700	756
Ratch Group PCL, NVDR	24,800	19,224
Regional Container Lines PCL, NVDR	22,400	17,883
Rojana Industrial Park PCL, NVDR	58,400	8,096
Sabina PCL, NVDR	1,900	942
Samart Corp. PCL, NVDR(1)	62,300	11,756

Sansiri PCL, NVDR	412,300	16,824
Sappe PCL, NVDR	3,700	3,298
SCB X PCL, NVDR	7,900	28,511
Siam Cement PCL, NVDR	7,100	35,816
Siam Global House PCL, NVDR	17,258	2,882
SiS Distribution Thailand PCL, NVDR	8,600	5,391
SISB PCL, NVDR	8,600	3,870
Somboon Advance Technology PCL, NVDR	8,600	3,197
Sri Trang Agro-Industry PCL, NVDR	32,900	12,792
Srisawad Corp. PCL, NVDR	27,760	15,429
Star Petroleum Refining PCL, NVDR	115,200	19,996
Stecon Group PCL, NVDR(1)	61,100	13,738
Supalai PCL, NVDR	59,500	26,224
Susco PCL, NVDR	17,000	1,407
SVI PCL, NVDR	78,100	16,174
Taokaenoi Food & Marketing PCL, Class R, NVDR	11,000	2,042
Thai Oil PCL, NVDR	31,200	28,210
Thai Union Group PCL, NVDR	156,700	47,673
Thaicom PCL, NVDR(1)	28,200	7,285
Thaifoods Group PCL, NVDR	78,300	12,147
Thanachart Capital PCL, NVDR	3,600	5,178
Thoresen Thai Agencies PCL, NVDR	123,500	15,708
TIDLOR Holdings PCL, NVDR	83,478	42,975
Tipco Asphalt PCL, NVDR	28,200	12,368
Tisco Financial Group PCL, NVDR	3,600	10,686
TMBThanachart Bank PCL, NVDR	473,700	27,670
TOA Paint Thailand PCL, NVDR	21,900	7,134
True Corp. PCL, NVDR(1)	223,100	84,838
TTW PCL, NVDR	5,600	1,484
VGI PCL, NVDR(1)	177,900	11,897
WHA Corp. PCL, NVDR	67,900	6,608
Xspring Capital PCL, NVDR(1)	97,300	2,369
		2,775,397
Turkey — 1.3%
Afyon Cimento Sanayi TAS	5,028	1,613
AG Anadolu Grubu Holding AS	726	4,741
Agesa Hayat ve Emeklilik AS	481	1,735
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	29,369	18,169
Akbank TAS	75,019	97,555
Akcansa Cimento AS	254	969
Akenerji Elektrik Uretim AS(1)	10,986	2,894
Akfen Yenilenebilir Enerji AS(1)	3,248	1,292
Aksa Akrilik Kimya Sanayii AS	43,292	10,024
Aksa Enerji Uretim AS	13,542	11,207
Aksigorta AS(1)	16,680	2,472
Alarko Holding AS	8,217	17,021
Albaraka Turk Katilim Bankasi AS	107,873	18,444
Alkim Alkali Kimya AS	876	317
Anadolu Anonim Turk Sigorta Sirketi	6,806	15,282
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,982	14,153
Anadolu Hayat Emeklilik AS	5,089	10,043
Anel Elektrik Proje Taahhut ve Ticaret AS(1)	1,008	421
Aselsan Elektronik Sanayi Ve Ticaret AS	10,564	34,936
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	7,204	17,192
Aygaz AS	1,156	3,781

Baticim Bati Anadolu Cimento Sanayii AS(1)	5,750	729
BatiSoke Soke Cimento Sanayii TAS(1)	10,980	4,579
Bera Holding AS(1)	29,669	10,633
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	722	32
Besler Gida Ve Kimya Sanayi Ve Ticaret AS(1)	7,714	2,777
BIM Birlesik Magazalar AS	4,316	52,424
Biotrend Cevre VE Enerji Yatirimlari AS(1)	1,737	880
Bizim Toptan Satis Magazalari AS(1)	378	227
Bogazici Beton Sanayi Ve Ticaret AS	1,234	806
Bursa Cimento Fabrikasi AS	66,998	12,031
Cemas Dokum Sanayi AS(1)	3,242	675
Cemtas Celik Makina Sanayi Ve Ticaret AS	26,821	7,945
Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS(1)	7	376
Cimsa Cimento Sanayi VE Ticaret AS	1,773	2,179
Coca-Cola Icecek AS	16,894	21,019
CW Enerji Muhendislik Ticaret VE Sanayi AS	751	275
Dogan Sirketler Grubu Holding AS	57,550	21,519
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	3,787	597
Dogus Otomotiv Servis ve Ticaret AS	4,184	18,511
EGE Endustri VE Ticaret AS	1	212
EGE Gubre Sanayii AS	361	756
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	3,504	4,122
Enerjisa Enerji AS	2,293	3,119
Enerya Enerji AS	146,708	18,271
Eregli Demir ve Celik Fabrikalari TAS	51,675	30,905
Escar Turizm Tasimacilik Ticaret AS	2,872	5,452
Europap Tezol Kagit Sanayi VE Ticaret AS	2,738	1,153
Europen Endustri Insaat Sanayi VE Ticaret AS(1)	112,636	15,513
Fenerbahce Futbol AS(1)	713	857
Ford Otomotiv Sanayi AS	5,126	10,496
Gelecek Varlik Yonetimi AS	528	848
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	838	3,026
Gezinomi Seyahat Turizm Ticaret AS(1)	2,125	10,047
Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	6,048	13,619
Girsim Elektrik Sanayi Taahut Ve Ticaret AS(1)	388	425
Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	3,615	2,164
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	582	5,062
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	2,075	914
GSD Holding AS(1)	4,957	460
Gubre Fabrikalari TAS(1)	2,279	13,867
GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	359	2,473
Haci Omer Sabanci Holding AS	26,345	51,951
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	5,210	864
Is Finansal Kiralama AS(1)	24,669	7,249
Is Yatirim Menkul Degerler AS	13,930	11,649
Isiklar Enerji ve Yapi Holding AS(1)	12,256	4,170
Jantsa Jant Sanayi Ve Ticaret AS	7,193	3,670
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	898	643
Katilimevim Tasarruf Finansman AS	1,376	3,439
Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS(1)	44,294	1,888
Kervan Gida Sanayi Ve Ticaret AS	16,850	838
KOC Holding AS	12,044	43,559
Kocaer Celik Sanayi Ve Ticaret AS	31,629	10,776
Konya Cimento Sanayii AS(1)	4	541
Kordsa Teknik Tekstil AS(1)	312	435

Koza Anadolu Metal Madencilik Isletmeleri AS(1)	4,521	9,991
LDR Turizm AS	754	4,401
Logo Yazilim Sanayi Ve Ticaret AS	2,599	9,248
Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	4,034	1,575
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	17,158	13,386
Menderes Tekstil Sanayi ve Ticaret AS(1)	2,470	648
MIA Teknoloji AS(1)	1,937	1,523
MLP Saglik Hizmetleri AS(1)	1,292	10,394
Naturel Yenilenebilir Enerji Ticaret AS(1)	376	483
Naturelgaz Sanayi ve Ticaret AS	2,887	641
NET Holding AS(1)	14,550	15,174
Nuh Cimento Sanayi AS	215	1,239
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	91,300	10,922
Orge Enerji Elektrik Taahhut AS(1)	803	1,560
Osmanli Yatirim Menkul Degerler AS	1,841	340
Oyak Cimento Fabrikalari AS(1)	16,619	8,902
Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	396	305
Papilon Savunma-Guvenlik Sistemleri Bilisim Muhendislik Hizmetleri Ithalat	1,556	1,348
Pegasus Hava Tasimaciligi AS(1)	8,020	49,365
Petkim Petrokimya Holding AS(1)	15,157	6,305
Pinar Entegre Et ve Un Sanayi AS	6,123	1,366
Pinar SUT Mamulleri Sanayii AS	1,335	296
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	402	262
Polisan Holding AS(1)	29,606	14,597
Ral Yatirim Holding AS(1)	9,091	30,402
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	39,103	13,673
Sasa Polyester Sanayi AS(1)	85,921	7,190
Segmen Kardesler Gida Uretim Ve Ambalaj Sanayi AS/Turkey	16,135	9,476
Sekerbank Turk AS(1)	76,097	8,754
Selcuk Ecza Deposu Ticaret ve Sanayi AS	4,212	7,353
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(1)	1,199	855
Sok Marketler Ticaret AS	4,994	4,228
TAB Gida Sanayi Ve Ticaret AS, Class A	987	4,355
TAV Havalimanlari Holding AS(1)	3,675	20,438
Tekfen Holding AS	11,994	33,954
Teknosa Ic Ve Dis Ticaret AS(1)	1,349	672
Tofas Turk Otomobil Fabrikasi AS	1,371	6,210
Tukas Gida Sanayi ve Ticaret AS(1)	30,697	1,816
Turcas Petrol AS	12,890	9,026
Turk Hava Yollari AO(1)	11,537	80,473
Turkcell Iletisim Hizmetleri AS, ADR	11,721	71,264
Turkiye Is Bankasi AS, C Shares	178,554	48,987
Turkiye Petrol Rafinerileri AS	14,791	46,784
Turkiye Sigorta AS	27,693	11,653
Turkiye Sinai Kalkinma Bankasi AS(1)	66,330	18,451
Turkiye Sise ve Cam Fabrikalari AS	27,181	22,881
Turkiye Vakiflar Bankasi TAO, D Shares(1)	51,570	29,672
Ulker Biskuvi Sanayi AS(1)	7,177	19,337
Usak Seramik Sanayii AS(1)	19,715	2,674
Vakif Finansal Kiralama AS(1)	19,741	1,037
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	2,529	3,494
Vestel Beyaz Esya Sanayi ve Ticaret AS	7,962	1,774
Vestel Elektronik Sanayi ve Ticaret AS(1)	4,936	4,172
Yapi ve Kredi Bankasi AS(1)	90,441	58,768
YEO Teknoloji Enerji VE Endustri AS(1)	2,074	2,117

Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS(1)	10,555	6,300
Zorlu Enerji Elektrik Uretim AS(1)	72,473	5,527
		1,485,946
TOTAL COMMON STOCKS (Cost $108,429,912)		111,239,233
WARRANTS — 0.0%
Malaysia — 0.0%
NEXG Bhd.(1)	7,850	396
Supermax Corp. Bhd.(1)	3,204	158
Top Glove Corp. Bhd.(1)	2,755	133
VS Industry Bhd.(1)	3,600	46
YTL Corp. Bhd.(1)	5,220	892
YTL Power International Bhd.(1)	8,900	2,606
		4,231
Thailand — 0.0%
Jasmine International PCL, NVDR(1)	27,350	425
Northeast Rubber PCL, NVDR(1)	317	2
		427
TOTAL WARRANTS (Cost $—)		4,658
RIGHTS — 0.0%
India — 0.0%
Mahindra & Mahindra Financial Services Ltd.(1)	2,115	1,635
Mahindra Lifespace Developers Ltd.(1)	92	96
		1,731
South Korea — 0.0%
Hanwha Aerospace Co. Ltd.(1)	34	2,871
TOTAL RIGHTS (Cost $—)		4,602
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	166,562	166,562
State Street Navigator Securities Lending Government Money Market Portfolio(3)	540,671	540,671
TOTAL SHORT-TERM INVESTMENTS (Cost $707,233)		707,233
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $109,137,145)		111,955,726
OTHER ASSETS AND LIABILITIES — (0.2)%		(262,087)
TOTAL NET ASSETS — 100.0%		$111,693,639

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	25.2%
Information Technology	22.5%
Industrials	10.7%
Materials	10.1%
Consumer Discretionary	8.5%
Consumer Staples	5.5%
Energy	5.1%
Communication Services	3.8%
Utilities	3.7%
Health Care	3.1%
Real Estate	1.4%
Short-Term Investments	0.6%
Other Assets and Liabilities	(0.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $744,463. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $784,649, which includes securities collateral of $243,978.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$4,865,141	$4,283,379	—
Chile	279,368	844,002	—
Colombia	105,713	156,375	—
Czech Republic	—	301,492	—
Egypt	—	142,611	—
Greece	—	1,342,493	—
Hungary	—	573,472	—
India	2,262,241	27,032,979	—
Indonesia	242,707	2,629,855	—
Malaysia	—	3,149,215	—
Mexico	1,122,338	3,019,203	—
Peru	554,312	—	—
Philippines	59,009	1,089,739	—
Poland	—	2,470,756	—
South Africa	911,878	5,993,673	—
South Korea	1,134,663	13,962,036	—
Taiwan	8,964,538	19,484,702	—
Thailand	—	2,775,397	—
Turkey	71,264	1,414,682	—
Warrants	—	4,658	—
Rights	—	4,602	—
Short-Term Investments	707,233	—	—
	$21,280,405	$90,675,321	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.